ANNUAL REPORT
PHOENIX LIFE VARIABLE
UNIVERSAL LIFE ACCOUNT
December 31, 2015

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2015
	Alger Capital Appreciation Portfolio – Class I-2 Shares		Anchor Series Trust Capital Appreciation Portfolio – Class 1		Anchor Series Trust Government and Quality Bond Portfolio – Class 1		Anchor Series Trust Growth and Income Portfolio – Class 1
Assets:
Investments at fair value	$ 6,744,651		$ 3,110,427		$ 375,457		$ 351,966
Total assets	$ 6,744,651		$ 3,110,427		$ 375,457		$ 351,966
Total net assets	$ 6,744,651		$ 3,110,427		$ 375,457		$ 351,966
Units outstanding	3,635,027		12,808		6,148		5,040
Investment shares held	100,039		72,657		25,070		28,210
Investments at cost	$ 4,225,564		$ 2,472,228		$ 369,002		$ 352,721
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge and Phoenix Executive VUL®	$ 2.78	91,736	$ -	-	$ -	-	$ -	-
Estate Edge® Unit value (years 1-15)	$ 1.77	654,871	$ -	-	$ -	-	$ -	-
Unit value (years 16+)	$ 1.82	363,206	$ -	-	$ -	-	$ -	-
Flex Edge, Flex Edge Success®, Individual Edge® and Joint Edge® Unit value (years 1-15)	$ 1.82	1,808,318	$ -	-	$ -	-	$ -	-
Unit value (years 16+)	$ 1.87	663,971	$ -	-	$ -	-	$ -	-
ICAP+	$ -	-	$ 242.51	12,487	$ 61.19	6,112	$ 69.72	4,613
The Phoenix Edge® – SPVL	$ 2.67	52,925	$ -	-	$ -	-	$ -	-
RSVP Variable Life	$ -	-	$ 256.00	321	$ 41.59	36	$ 71.06	427

	Anchor Series Trust Growth Portfolio – Class 1		Anchor Series Trust Multi-Asset Portfolio – Class 1		Anchor Series Trust Natural Resources Portfolio – Class 1		Anchor Series Trust Strategic Multi-Asset Portfolio – Class 1
Assets:
Investments at fair value	$ 1,842,071		$ 1,235,152		$ 212,623		$ 1,688,804
Total assets	$ 1,842,071		$ 1,235,152		$ 212,623		$ 1,688,804
Total net assets	$ 1,842,071		$ 1,235,152		$ 212,623		$ 1,688,804
Units outstanding	11,540		20,585		3,463		23,208
Investment shares held	69,179		184,732		14,417		222,448
Investments at cost	$ 1,841,602		$ 1,892,058		$ 335,568		$ 2,001,309
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
ICAP+	$ 160.89	11,278	$ 60.02	19,813	$ 61.76	3,131	$ 72.70	22,656
RSVP Variable Life	$ 105.28	262	$ 59.45	772	$ 58.08	332	$ 75.46	552
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2015
(Continued)
	Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares		Deutsche Equity 500 Index VIP – Class A		Deutsche Small Cap Index VIP – Class A		Federated Fund for U.S. Government Securities II
Assets:
Investments at fair value	$ 3,081,128		$ 45,891,284		$ 1,699,048		$ 16,789,679
Total assets	$ 3,081,128		$ 45,891,284		$ 1,699,048		$ 16,789,679
Total net assets	$ 3,081,128		$ 45,891,284		$ 1,699,048		$ 16,789,679
Units outstanding	1,648,563		19,849,366		980,961		9,344,242
Investment shares held	33,666		2,365,530		111,927		1,543,169
Investments at cost	$ 2,709,756		$ 33,327,190		$ 1,590,072		$ 17,459,497
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge and Phoenix Executive VUL®	$ 1.96	128,913	$ 2.43	10,086,252	$ 1.82	55,523	$ 1.86	238,207
Estate Edge® Unit value (years 1-15)	$ 1.84	269,484	$ 2.17	1,781,925	$ 1.71	401,012	$ 1.77	1,118,306
Unit value (years 16+)	$ 1.89	264,569	$ 2.22	1,837,234	$ 1.76	126,312	$ 1.82	1,103,672
Estate Strategies	$ -	-	$ -	-	$ -	-	$ 1.65	6,543
Executive Benefit VUL	$ -	-	$ 2.43	255,650	$ -	-	$ 1.75	23,306
Flex Edge, Flex Edge Success®, Individual Edge® and Joint Edge® Unit value (years 1-15)	$ 1.84	666,874	$ 2.17	4,265,340	$ 1.71	273,970	$ 1.79	4,656,611
Unit value (years 16+)	$ 1.89	313,309	$ 2.22	1,379,408	$ 1.76	121,092	$ 1.83	1,631,029
Phoenix Benefit Choice VULSM	$ 1.96	3,147	$ 1.64	8,576	$ -	-	$ 1.31	14,163
The Phoenix Edge®	$ -	-	$ 2.26	150,391	$ -	-	$ 1.65	28,957
The Phoenix Edge® – SPVL	$ 1.96	2,267	$ 2.43	84,590	$ 1.82	3,052	$ 1.79	523,448
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2015
(Continued)
	Federated High Income Bond Fund II – Primary Shares		Federated Prime Money Fund II		Fidelity ® VIP Contrafund® Portfolio – Service Class		Fidelity ® VIP Growth Opportunities Portfolio – Service Class
Assets:
Investments at fair value	$ 6,532,520		$ 24,611,792		$ 36,795,400		$ 10,152,411
Total assets	$ 6,532,520		$ 24,611,792		$ 36,795,400		$ 10,152,411
Total net assets	$ 6,532,520		$ 24,611,792		$ 36,795,400		$ 10,152,411
Units outstanding	2,911,294		25,394,942		15,768,783		6,212,304
Investment shares held	1,027,126		24,611,792		1,088,943		320,265
Investments at cost	$ 7,617,178		$ 24,611,792		$ 29,203,516		$ 6,060,676
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge and Phoenix Executive VUL®	$ 2.68	162,504	$ 1.00	1,056,917	$ 2.88	663,116	$ 2.34	93,840
Estate Edge® Unit value (years 1-15)	$ 2.19	560,349	$ 0.95	2,075,938	$ 2.24	1,510,917	$ 1.60	855,994
Unit value (years 16+)	$ 2.25	443,824	$ 0.98	5,896,543	$ 2.30	2,726,882	$ 1.64	362,930
Estate Strategies	$ 2.53	1,801	$ -	-	$ 2.87	36,247	$ 2.21	62,323
Executive Benefit VUL	$ -	-	$ 1.00	981,855	$ 3.06	237,704	$ -	-
Flex Edge, Flex Edge Success®, Individual Edge® and Joint Edge® Unit value (years 1-15)	$ 2.18	1,193,899	$ 0.95	9,280,134	$ 2.27	6,839,787	$ 1.59	4,026,982
Unit value (years 16+)	$ 2.24	427,977	$ 0.98	4,903,245	$ 2.33	3,544,706	$ 1.64	652,529
Phoenix Benefit Choice VULSM	$ -	-	$ 1.00	8,988	$ 1.55	19,015	$ 1.67	18,187
Phoenix Joint Edge® VUL	$ 1.72	2,690	$ 1.00	2,451	$ 1.79	3,883	$ 1.97	7,683
The Phoenix Edge®	$ -	-	$ 0.97	627,235	$ 2.67	61,620	$ 1.95	13,678
The Phoenix Edge® – SPVL	$ 2.55	118,250	$ 1.00	561,636	$ 3.04	124,906	$ 2.34	118,158
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2015
(Continued)
	Fidelity ® VIP Growth Portfolio – Service Class		Fidelity ® VIP Investment Grade Bond Portfolio – Service Class		Franklin Income VIP Fund – Class 2		Franklin Mutual Shares VIP Fund – Class 2
Assets:
Investments at fair value	$ 11,789,766		$ 7,976,946		$ 4,233,675		$ 16,627,068
Total assets	$ 11,789,766		$ 7,976,946		$ 4,233,675		$ 16,627,068
Total net assets	$ 11,789,766		$ 7,976,946		$ 4,233,675		$ 16,627,068
Units outstanding	8,711,038		5,629,874		2,840,836		6,667,014
Investment shares held	179,804		651,711		298,146		865,993
Investments at cost	$ 7,056,247		$ 8,368,335		$ 4,755,241		$ 14,634,395
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge and Phoenix Executive VUL®	$ 1.69	244,173	$ 1.47	205,062	$ 1.60	13,631	$ 2.15	399,568
Estate Edge® Unit value (years 1-15)	$ 1.30	1,080,850	$ 1.37	656,553	$ 1.48	484,915	$ 2.54	873,845
Unit value (years 16+)	$ 1.34	1,708,683	$ 1.40	476,154	$ 1.52	406,945	$ 2.60	842,383
Estate Strategies	$ 1.87	6,236	$ -	-	$ -	-	$ 2.03	21,785
Executive Benefit VUL	$ -	-	$ 1.47	2,070,400	$ -	-	$ 2.15	56,362
Flex Edge, Flex Edge Success®, Individual Edge® and Joint Edge® Unit value (years 1-15)	$ 1.33	4,182,338	$ 1.37	1,760,707	$ 1.48	1,448,689	$ 2.50	3,009,124
Unit value (years 16+)	$ 1.37	1,317,446	$ 1.40	334,112	$ 1.52	371,723	$ 2.57	1,209,324
Phoenix Benefit Choice VULSM	$ 1.59	1,259	$ 1.42	19,387	$ 1.38	2,571	$ 1.30	2,563
Phoenix Joint Edge® VUL	$ -	-	$ 1.42	5,458	$ 1.47	24,998	$ 1.53	21,954
The Phoenix Edge®	$ 1.63	43,539	$ -	-	$ 1.52	52,480	$ 2.37	14,263
The Phoenix Edge® – SPVL	$ 1.71	126,514	$ 1.47	102,041	$ 1.60	34,884	$ 2.23	215,843
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2015
(Continued)
	Guggenheim Long Short Equity Fund		Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II		Ibbotson Balanced ETF Asset Allocation Portfolio – Class II		Ibbotson Growth ETF Asset Allocation Portfolio – Class II
Assets:
Investments at fair value	$ 267,657		$ 2,421,238		$ 6,210,789		$ 4,897,646
Total assets	$ 267,657		$ 2,421,238		$ 6,210,789		$ 4,897,646
Total net assets	$ 267,657		$ 2,421,238		$ 6,210,789		$ 4,897,646
Units outstanding	146,813		1,827,917		4,973,044		3,753,457
Investment shares held	17,528		219,315		579,364		465,114
Investments at cost	$ 189,486		$ 2,148,273		$ 6,018,642		$ 4,558,896
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge and Phoenix Executive VUL®	$ -	-	$ 1.36	319,973	$ -	-	$ 1.35	194,470
Estate Edge® Unit value (years 1-15)	$ 1.81	2,579	$ 1.31	323,247	$ 1.24	292,923	$ 1.29	262,865
Unit value (years 16+)	$ 1.86	926	$ 1.34	69,331	$ 1.27	1,527,037	$ 1.33	488,066
Flex Edge, Flex Edge Success®, Individual Edge® and Joint Edge® Unit value (years 1-15)	$ 1.81	112,971	$ 1.31	858,132	$ 1.24	2,809,846	$ 1.29	2,185,354
Unit value (years 16+)	$ 1.86	25,629	$ 1.34	247,561	$ 1.27	313,986	$ 1.33	608,995
The Phoenix Edge® – SPVL	$ 2.00	4,708	$ 1.36	9,673	$ 1.29	29,252	$ 1.35	13,707
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2015
(Continued)
	Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II		Invesco V.I. American Franchise Fund – Series I Shares		Invesco V.I. Core Equity Fund – Series I Shares		Invesco V.I. Equity and Income Fund – Series II Shares
Assets:
Investments at fair value	$ 4,062,333		$ 5,479,694		$ 1,192,687		$ 1,760,584
Total assets	$ 4,062,333		$ 5,479,694		$ 1,192,687		$ 1,760,584
Total net assets	$ 4,062,333		$ 5,479,694		$ 1,192,687		$ 1,760,584
Units outstanding	3,493,431		3,565,884		728,854		1,074,561
Investment shares held	384,327		95,632		35,245		108,947
Investments at cost	$ 4,129,670		$ 3,804,506		$ 974,385		$ 1,751,447
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge and Phoenix Executive VUL®	$ 1.20	39,030	$ 1.57	102,762	$ 1.74	52,408	$ 1.74	82,835
Estate Edge® Unit value (years 1-15)	$ 1.16	428,496	$ 1.53	524,209	$ 1.61	81,823	$ 1.61	4,943
Unit value (years 16+)	$ 1.19	204,737	$ 1.56	146,805	$ 1.66	72,502	$ 1.65	279,733
Estate Strategies	$ -	-	$ 1.55	62,876	$ -	-	$ -	-
Executive Benefit VUL	$ -	-	$ 1.57	281,891	$ -	-	$ -	-
Flex Edge, Flex Edge Success®, Individual Edge® and Joint Edge® Unit value (years 1-15)	$ 1.16	2,268,836	$ 1.53	1,958,732	$ 1.61	418,903	$ 1.61	550,251
Unit value (years 16+)	$ 1.19	530,492	$ 1.56	387,552	$ 1.66	75,860	$ 1.65	142,393
Phoenix Benefit Choice VULSM	$ -	-	$ 1.57	750	$ -	-	$ -	-
The Phoenix Edge®	$ -	-	$ -	-	$ -	-	$ 1.66	10,578
The Phoenix Edge® – SPVL	$ 1.20	21,840	$ 1.57	100,307	$ 1.74	27,358	$ 1.74	3,828
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2015
(Continued)
	Invesco V.I. Mid Cap Core Equity Fund – Series I Shares		Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares		Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares		Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares
Assets:
Investments at fair value	$ 1,917,256		$ 758,843		$ 3,499,648		$ 12,357,004
Total assets	$ 1,917,256		$ 758,843		$ 3,499,648		$ 12,357,004
Total net assets	$ 1,917,256		$ 758,843		$ 3,499,648		$ 12,357,004
Units outstanding	1,089,528		390,162		1,934,898		7,792,445
Investment shares held	158,189		102,685		314,151		383,639
Investments at cost	$ 2,150,741		$ 1,269,753		$ 3,701,652		$ 10,898,481
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge and Phoenix Executive VUL®	$ 1.90	27,974	$ 2.09	8,692	$ 1.94	136,190	$ 1.71	353,110
Estate Edge® Unit value (years 1-15)	$ 1.74	197,478	$ 1.92	76,787	$ 1.78	344,226	$ 1.56	860,788
Unit value (years 16+)	$ 1.78	179,254	$ 1.97	96,115	$ 1.83	310,051	$ 1.61	787,706
Estate Strategies	$ 1.82	3,721	$ -	-	$ 1.86	7,310	$ 1.63	7,557
Flex Edge, Flex Edge Success®, Individual Edge® and Joint Edge® Unit value (years 1-15)	$ 1.74	533,559	$ 1.92	170,882	$ 1.78	891,925	$ 1.56	4,355,389
Unit value (years 16+)	$ 1.78	117,840	$ 1.97	30,879	$ 1.83	222,106	$ 1.61	1,117,768
Phoenix Benefit Choice VULSM	$ -	-	$ -	-	$ 1.63	7,420	$ 1.33	12,343
The Phoenix Edge®	$ 1.80	6,400	$ -	-	$ -	-	$ -	-
The Phoenix Edge® – SPVL	$ 1.90	23,302	$ 2.09	6,807	$ 1.94	15,670	$ 1.71	297,784
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2015
(Continued)
	Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares		Neuberger Berman AMT Guardian Portfolio – S Class		Neuberger Berman AMT Mid Cap Growth Portfolio - S Class		Neuberger Berman AMT Small Cap Growth Portfolio – S Class
Assets:
Investments at fair value	$ 5,560,890		$ 2,851,183		$ 474,890		$ -
Total assets	$ 5,560,890		$ 2,851,183		$ 474,890		$ -
Total net assets	$ 5,560,890		$ 2,851,183		$ 474,890		$ -
Units outstanding	3,266,530		1,773,374		489,611		-
Investment shares held	238,870		171,862		22,243		-
Investments at cost	$ 5,024,592		$ 3,179,883		$ 493,539		$ -
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge and Phoenix Executive VUL®	$ 1.83	216,496	$ 1.72	6,399	$ -	-	$ -	-
Estate Edge® Unit value (years 1-15)	$ 1.67	562,604	$ 1.59	91,368	$ 0.97	75,871	$ -	-
Unit value (years 16+)	$ 1.72	437,897	$ 1.63	89,202	$ 0.97	14,703	$ -	-
Estate Strategies	$ 1.75	57,536	$ -	-	$ -	-	$ -	-
Flex Edge, Flex Edge Success®, Individual Edge® and Joint Edge® Unit value (years 1-15)	$ 1.67	1,464,551	$ 1.59	1,291,323	$ 0.97	272,386	$ -	-
Unit value (years 16+)	$ 1.72	420,040	$ 1.63	134,634	$ 0.97	114,561	$ -	-
Phoenix Benefit Choice VULSM	$ 1.49	754	$ 1.53	13,123	$ 0.97	1,096	$ -	-
Phoenix Joint Edge® VUL	$ 1.76	1,264	$ 1.67	8,011	$ 0.97	2,212	$ -	-
The Phoenix Edge®	$ 1.73	10,668	$ -	-	$ 0.97	5,316	$ -	-
The Phoenix Edge® – SPVL	$ 1.83	94,720	$ 1.72	139,314	$ 0.97	3,466	$ -	-
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2015
(Continued)
	Oppenheimer Capital Appreciation Fund/VA- Service Shares		Oppenheimer Global Fund/VA – Service Shares		Oppenheimer Main Street Small Cap Fund®/VA – Service Shares		PIMCO CommodityReal Return® Strategy Portfolio – Advisor Class
Assets:
Investments at fair value	$ 830,430		$ 2,118,735		$ 3,401,994		$ 1,893,703
Total assets	$ 830,430		$ 2,118,735		$ 3,401,994		$ 1,893,703
Total net assets	$ 830,430		$ 2,118,735		$ 3,401,994		$ 1,893,703
Units outstanding	505,775		1,384,870		2,071,098		3,461,299
Investment shares held	15,154		56,364		161,615		270,916
Investments at cost	$ 758,119		$ 2,058,192		$ 3,152,632		$ 4,415,563
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge and Phoenix Executive VUL®	$ 1.72	2,974	$ 1.63	37,582	$ 1.76	6,761	$ 0.59	42,274
Estate Edge® Unit value (years 1-15)	$ 1.59	30,044	$ 1.51	37,453	$ 1.62	256,311	$ 0.54	200,693
Unit value (years 16+)	$ 1.64	100,292	$ 1.55	240,334	$ 1.67	349,443	$ 0.56	739,728
Estate Strategies	$ -	-	$ 1.57	78,057	$ 1.69	21,339	$ -	-
Flex Edge, Flex Edge Success®, Individual Edge® and Joint Edge® Unit value (years 1-15)	$ 1.59	155,269	$ 1.51	619,226	$ 1.62	1,117,364	$ 0.54	2,017,705
Unit value (years 16+)	$ 1.64	98,149	$ 1.55	357,120	$ 1.67	259,633	$ 0.56	336,259
Phoenix Benefit Choice VULSM	$ -	-	$ -	-	$ 1.76	8,858	$ 0.51	19,482
Phoenix Joint Edge® VUL	$ -	-	$ -	-	$ 1.97	3,353	$ 0.41	11,690
The Phoenix Edge®	$ -	-	$ 1.55	15,098	$ 1.67	324	$ 0.56	39,995
The Phoenix Edge® – SPVL	$ 1.72	119,047	$ -	-	$ 1.76	47,712	$ 0.59	53,473
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2015
(Continued)
	PIMCO Real Return Portfolio – Advisor Class		PIMCO Total Return Portfolio – Advisor Class		Rydex Inverse Government Long Bond Strategy Fund		Rydex Nova Fund
Assets:
Investments at fair value	$ 2,379,510		$ 7,307,137		$ 28,641		$ 117,935
Total assets	$ 2,379,510		$ 7,307,137		$ 28,641		$ 117,935
Total net assets	$ 2,379,510		$ 7,307,137		$ 28,641		$ 117,935
Units outstanding	1,699,921		4,594,164		82,066		47,226
Investment shares held	199,456		690,656		802		762
Investments at cost	$ 2,568,723		$ 7,447,155		$ 76,676		$ 51,467
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge and Phoenix Executive VUL®	$ 1.48	300,217	$ 1.69	199,476	$ 0.38	17,553	$ -	-
Estate Edge® Unit value (years 1-15)	$ 1.37	117,011	$ 1.57	614,702	$ 0.34	3	$ -	-
Unit value (years 16+)	$ 1.40	379,762	$ 1.61	1,097,239	$ 0.35	14,072	$ -	-
Executive Benefit VUL	$ -	-	$ 1.69	24,071	$ -	-	$ -	-
Flex Edge, Flex Edge Success®, Individual Edge® and Joint Edge® Unit value (years 1-15)	$ 1.37	597,160	$ 1.57	1,804,681	$ 0.34	45,903	$ 2.49	45,510
Unit value (years 16+)	$ 1.40	272,922	$ 1.61	745,232	$ 0.35	4,535	$ 2.56	1,716
Phoenix Benefit Choice VULSM	$ 1.32	7,738	$ 1.52	2,743	$ -	-	$ -	-
Phoenix Joint Edge® VUL	$ -	-	$ 1.48	-	$ -	-	$ -	-
The Phoenix Edge®	$ 1.41	25,111	$ 1.61	22,171	$ -	-	$ -	-
The Phoenix Edge® – SPVL	$ -	-	$ 1.69	83,849	$ -	-	$ -	-
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2015
(Continued)
	Sentinel Variable Products Balanced Fund		Sentinel Variable Products Bond Fund		Sentinel Variable Products Common Stock Fund		Sentinel Variable Products Mid Cap Fund
Assets:
Investments at fair value	$ 693,021		$ 1,973,799		$ 5,867,271		$ 1,549,922
Total assets	$ 693,021		$ 1,973,799		$ 5,867,271		$ 1,549,922
Total net assets	$ 693,021		$ 1,973,799		$ 5,867,271		$ 1,549,922
Units outstanding	466,878		1,418,308		3,563,095		1,089,659
Investment shares held	55,486		210,426		379,513		137,893
Investments at cost	$ 700,578		$ 2,130,800		$ 5,491,945		$ 1,757,541
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge and Phoenix Executive VUL®	$ -	-	$ -	-	$ 1.74	47,139	$ 1.50	52,831
Estate Edge® Unit value (years 1-15)	$ 1.47	22,715	$ 1.38	168,062	$ 1.63	249,629	$ 1.40	370,162
Unit value (years 16+)	$ 1.51	50,892	$ 1.41	227,058	$ 1.67	502,909	$ 1.44	208,191
Flex Edge, Flex Edge Success®, Individual Edge® and Joint Edge® Unit value (years 1-15)	$ 1.47	283,241	$ 1.38	821,928	$ 1.63	2,165,436	$ 1.40	238,388
Unit value (years 16+)	$ 1.51	110,030	$ 1.41	127,772	$ 1.67	427,203	$ 1.44	193,389
Phoenix Benefit Choice VULSM	$ -	-	$ 1.45	21,446	$ 1.72	35,818	$ -	-
Phoenix Joint Edge® VUL	$ -	-	$ 1.43	5,103	$ 1.83	16,400	$ -	-
The Phoenix Edge® – SPVL	$ -	-	$ 1.47	46,939	$ 1.74	118,561	$ 1.50	26,698
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2015
(Continued)
	Sentinel Variable Products Small Company Fund		Templeton Developing Markets VIP Fund – Class 2		Templeton Foreign VIP Fund – Class 2		Templeton Growth VIP Fund – Class 2
Assets:
Investments at fair value	$ 2,131,796		$ 3,705,609		$ 8,906,410		$ 8,799,522
Total assets	$ 2,131,796		$ 3,705,609		$ 8,906,410		$ 8,799,522
Total net assets	$ 2,131,796		$ 3,705,609		$ 8,906,410		$ 8,799,522
Units outstanding	1,289,447		1,547,813		5,254,882		4,068,013
Investment shares held	175,601		586,331		674,728		660,625
Investments at cost	$ 2,337,194		$ 5,191,031		$ 9,459,529		$ 7,902,030
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge and Phoenix Executive VUL®	$ 1.75	20,346	$ 2.50	63,321	$ 1.66	232,945	$ 1.83	158,513
Estate Edge® Unit value (years 1-15)	$ 1.64	225,019	$ 2.37	157,427	$ 1.61	939,800	$ 2.23	257,269
Unit value (years 16+)	$ 1.68	200,802	$ 2.43	415,864	$ 1.65	1,068,602	$ 2.29	411,119
Estate Strategies	$ -	-	$ 2.36	28,305	$ 1.64	8,376	$ 1.73	42,990
Flex Edge, Flex Edge Success®, Individual Edge® and Joint Edge® Unit value (years 1-15)	$ 1.64	642,750	$ 2.36	540,587	$ 1.73	2,096,184	$ 2.18	2,219,063
Unit value (years 16+)	$ 1.68	189,044	$ 2.42	323,184	$ 1.77	800,886	$ 2.24	763,257
Phoenix Benefit Choice VULSM	$ 1.74	4,698	$ 0.68	4,904	$ 0.98	6,040	$ 1.09	4,922
Phoenix Joint Edge® VUL	$ 1.92	2,264	$ -	-	$ 1.11	4,025	$ 1.29	25,859
The Phoenix Edge®	$ -	-	$ 2.39	6,215	$ 1.77	42,395	$ 1.70	7,482
The Phoenix Edge® – SPVL	$ 1.75	4,524	$ 2.50	8,006	$ 1.67	55,629	$ 1.82	177,539
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2015
(Continued)
	Virtus Capital Growth Series – Class A Shares		Virtus Growth & Income Series – Class A Shares		Virtus International Series – Class A Shares		Virtus Multi-Sector Fixed Income Series – Class A Shares
Assets:
Investments at fair value	$ 106,826,597		$ 47,230,915		$ 41,527,194		$ 30,070,029
Total assets	$ 106,826,597		$ 47,230,915		$ 41,527,194		$ 30,070,029
Total net assets	$ 106,826,597		$ 47,230,915		$ 41,527,194		$ 30,070,029
Units outstanding	18,420,711		23,543,639		10,963,244		5,819,862
Investment shares held	4,290,225		3,455,078		2,964,111		3,436,575
Investments at cost	$ 78,527,378		$ 48,067,330		$ 44,174,524		$ 32,365,696
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge and Phoenix Executive VUL®	$ 1.57	304,710	$ 1.84	943,844	$ 1.84	382,635	$ 2.50	410,889
Estate Edge® Unit value (years 1-15)	$ 5.92	213,244	$ 1.93	2,383,516	$ 3.91	928,985	$ 5.52	488,660
Unit value (years 16+)	$ 6.07	1,705,345	$ 1.98	4,594,508	$ 4.01	1,344,717	$ 5.67	1,163,042
Estate Strategies	$ -	-	$ 1.74	22,193	$ -	-	$ 2.36	8,217
Flex Edge, Flex Edge Success®, Individual Edge® and Joint Edge® Unit value (years 1-15)	$ 5.92	10,501,355	$ 2.02	9,271,927	$ 3.90	6,119,675	$ 5.52	2,458,245
Unit value (years 16+)	$ 6.07	5,104,304	$ 2.07	5,886,194	$ 4.01	1,774,166	$ 5.66	823,999
Phoenix Benefit Choice VULSM	$ 1.54	6,686	$ -	-	$ 1.02	53,594	$ 1.60	21,390
Phoenix Joint Edge® VUL	$ -	-	$ 1.56	4,272	$ 1.09	18,845	$ 1.63	10,624
The Phoenix Edge®	$ 6.45	174,033	$ 1.97	65,035	$ 4.22	47,737	$ 6.50	82,704
The Phoenix Edge® – SPVL	$ 1.07	411,034	$ 2.03	372,150	$ 1.77	292,890	$ 2.60	352,092
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2015
(Continued)
	Virtus Real Estate Securities Series – Class A Shares		Virtus Small-Cap Growth Series – Class A Shares		Virtus Small-Cap Value Series – Class A Shares		Virtus Strategic Allocation Series – Class A Shares
Assets:
Investments at fair value	$ 22,095,877		$ 27,268,137		$ 26,141,024		$ 37,307,886
Total assets	$ 22,095,877		$ 27,268,137		$ 26,141,024		$ 37,307,886
Total net assets	$ 22,095,877		$ 27,268,137		$ 26,141,024		$ 37,307,886
Units outstanding	2,854,530		7,941,023		8,558,806		5,721,672
Investment shares held	966,997		1,454,300		1,723,205		3,023,329
Investments at cost	$ 21,511,216		$ 25,504,835		$ 24,118,595		$ 41,936,029
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge and Phoenix Executive VUL®	$ 5.62	189,155	$ 3.77	182,308	$ 3.02	248,764	$ 2.06	44,647
Estate Edge® Unit value (years 1-15)	$ 7.97	276,292	$ 3.38	665,518	$ 2.87	1,276,569	$ 6.70	122,474
Unit value (years 16+)	$ 8.18	424,022	$ 3.47	1,310,027	$ 2.95	919,434	$ 6.87	707,353
Estate Strategies	$ 4.95	16,849	$ 3.57	32,055	$ -	-	$ 1.93	3,825
Executive Benefit VUL	$ 5.25	31,709	$ -	-	$ 2.97	54,460	$ 2.07	97,992
Flex Edge, Flex Edge Success®, Individual Edge® and Joint Edge® Unit value (years 1-15)	$ 7.97	1,265,661	$ 3.38	3,218,606	$ 3.11	4,192,876	$ 6.69	3,637,558
Unit value (years 16+)	$ 8.18	558,581	$ 3.47	2,482,626	$ 3.19	1,513,183	$ 6.87	820,098
Phoenix Benefit Choice VULSM	$ 1.72	17,110	$ 1.48	8,116	$ 1.40	23,877	$ 1.47	11,746
Phoenix Joint Edge® VUL	$ 1.87	5,029	$ -	-	$ 1.58	4,440	$ -	-
The Phoenix Edge®	$ 8.46	12,745	$ 3.52	1,587	$ 2.76	8,137	$ 7.34	142,950
The Phoenix Edge® – SPVL	$ 5.54	57,377	$ 3.77	40,180	$ 2.97	317,066	$ 2.05	133,029
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2015
(Continued)
	Wanger International		Wanger International Select		Wanger Select		Wanger USA
Assets:
Investments at fair value	$ 28,144,681		$ 6,135,800		$ 8,562,947		$ 38,303,002
Total assets	$ 28,144,681		$ 6,135,800		$ 8,562,947		$ 38,303,002
Total net assets	$ 28,144,681		$ 6,135,800		$ 8,562,947		$ 38,303,002
Units outstanding	5,473,801		1,846,085		2,181,065		7,815,130
Investment shares held	1,069,327		374,134		354,280		1,206,394
Investments at cost	$ 27,918,472		$ 6,364,485		$ 7,741,150		$ 35,021,939
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge and Phoenix Executive VUL®	$ 3.01	118,383	$ 2.19	78,460	$ 3.30	161,283	$ 3.60	117,373
Estate Edge® Unit value (years 1-15)	$ 5.21	232,407	$ 3.07	177,399	$ 3.50	297,785	$ 4.88	314,660
Unit value (years 16+)	$ 5.35	646,796	$ 3.15	323,698	$ 3.59	300,517	$ 5.01	1,066,496
Estate Strategies	$ 3.23	23,610	$ -	-	$ 3.11	42,815	$ 2.92	25,236
Executive Benefit VUL	$ -	-	$ 2.57	63,073	$ 3.43	175,064	$ 3.10	26,067
Flex Edge, Flex Edge Success®, Individual Edge® and Joint Edge® Unit value (years 1-15)	$ 5.21	2,681,711	$ 3.60	776,260	$ 4.40	713,115	$ 4.89	3,044,691
Unit value (years 16+)	$ 5.35	1,567,400	$ 3.69	336,719	$ 4.52	357,918	$ 5.01	2,956,613
Phoenix Benefit Choice VULSM	$ 1.22	13,165	$ 1.05	2,948	$ -	-	$ 1.73	1,787
Phoenix Joint Edge® VUL	$ 1.45	3,399	$ 1.16	2,054	$ 1.64	1,385	$ -	-
The Phoenix Edge®	$ 5.51	32,097	$ -	-	$ 3.06	60,134	$ 5.09	135,621
The Phoenix Edge® – SPVL	$ 3.12	154,833	$ 2.27	85,474	$ 3.30	71,049	$ 3.58	126,586
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2015
	Alger Capital Appreciation Portfolio – Class I-2 Shares	Anchor Series Trust Capital Appreciation Portfolio – Class 1	Anchor Series Trust Government and Quality Bond Portfolio – Class 1	Anchor Series Trust Growth and Income Portfolio – Class 1
Income:
Dividends	$ 5,633	$ -	$ 5,785	$ 1,627
Expenses:
Mortality and expense fees	46,984	9,195	1,039	1,005
Administrative fees	-	6,966	822	657
Net investment income (loss)	(41,351)	(16,161)	3,924	(35)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	599,214	191,382	(546)	2,285
Realized gain distributions	746,851	524,909	1,364	14,190
Realized gain (loss)	1,346,065	716,291	818	16,475
Change in unrealized appreciation (depreciation) during the year	(932,935)	(371,414)	(4,353)	(696)
Net increase (decrease) in net assets from operations	$ 371,779	$ 328,716	$ 389	$ 15,744

	Anchor Series Trust Growth Portfolio – Class 1	Anchor Series Trust Multi-Asset Portfolio – Class 1	Anchor Series Trust Natural Resources Portfolio – Class 1	Anchor Series Trust Strategic Multi-Asset Portfolio – Class 1
Income:
Dividends	$ 11,927	$ 11,441	$ 4,145	$ 53,006
Expenses:
Mortality and expense fees	4,851	3,743	812	4,574
Administrative fees	3,740	2,760	466	3,449
Net investment income (loss)	3,336	4,938	2,867	44,983
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	2,068	1,845	(24,824)	2,702
Realized gain distributions	264,598	191,371	-	164,162
Realized gain (loss)	266,666	193,216	(24,824)	166,864
Change in unrealized appreciation (depreciation) during the year	(275,598)	(266,743)	(40,952)	(197,393)
Net increase (decrease) in net assets from operations	$ (5,596)	$ (68,589)	$ (62,909)	$ 14,454

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2015
(Continued)
	Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	Deutsche Equity 500 Index VIP – Class A	Deutsche Small Cap Index VIP – Class A	Federated Fund for U.S. Government Securities II
Income:
Dividends	$ 2,984	$ 772,432	$ 20,397	$ 477,623
Expenses:
Mortality and expense fees	18,028	145,436	12,410	108,023
Administrative fees	-	-	-	-
Net investment income (loss)	(15,044)	626,996	7,987	369,600
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	19,107	1,413,406	(19,191)	(139,492)
Realized gain distributions	52,353	2,151,559	146,896	-
Realized gain (loss)	71,460	3,564,965	127,705	(139,492)
Change in unrealized appreciation (depreciation) during the year	(172,017)	(3,838,121)	(239,441)	(245,736)
Net increase (decrease) in net assets from operations	$ (115,601)	$ 353,840	$ (103,749)	$ (15,628)

	Federated High Income Bond Fund II – Primary Shares	Federated Prime Money Fund II	Fidelity ® VIP Contrafund® Portfolio – Service Class	Fidelity ® VIP Growth Opportunities Portfolio – Service Class
Income:
Dividends	$ 424,267	$ 242	$ 355,800	$ 6,131
Expenses:
Mortality and expense fees	43,922	135,051	219,757	72,515
Administrative fees	-	-	-	-
Net investment income (loss)	380,345	(134,809)	136,043	(66,384)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(189,548)	-	2,188,643	903,322
Realized gain distributions	-	-	3,591,779	1,033,070
Realized gain (loss)	(189,548)	-	5,780,422	1,936,392
Change in unrealized appreciation (depreciation) during the year	(406,646)	-	(5,899,140)	(1,346,344)
Net increase (decrease) in net assets from operations	$ (215,849)	$ (134,809)	$ 17,325	$ 523,664

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2015
(Continued)
	Fidelity ® VIP Growth Portfolio – Service Class	Fidelity ® VIP Investment Grade Bond Portfolio –Service Class	Franklin Income VIP Fund – Class 2	Franklin Mutual Shares VIP Fund – Class 2
Income:
Dividends	$ 19,006	$ 204,409	$ 249,549	$ 568,760
Expenses:
Mortality and expense fees	71,815	32,505	34,615	109,575
Administrative fees	-	-	-	-
Net investment income (loss)	(52,809)	171,904	214,934	459,185
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	744,471	(5,707)	20,695	903,504
Realized gain distributions	337,238	6,470	-	1,254,917
Realized gain (loss)	1,081,709	763	20,695	2,158,421
Change in unrealized appreciation (depreciation) during the year	(346,735)	(262,976)	(649,880)	(3,594,830)
Net increase (decrease) in net assets from operations	$ 682,165	$ (90,309)	$ (414,251)	$ (977,224)

	Guggenheim Long Short Equity Fund	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II	Ibbotson Balanced ETF Asset Allocation Portfolio – Class II	Ibbotson Growth ETF Asset Allocation Portfolio – Class II
Income:
Dividends	$ -	$ 30,325	$ 91,094	$ 64,489
Expenses:
Mortality and expense fees	1,990	14,496	44,490	32,182
Administrative fees	-	-	-	-
Net investment income (loss)	(1,990)	15,829	46,604	32,307
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	15,825	31,332	90,333	190,214
Realized gain distributions	-	36,737	170,437	74,173
Realized gain (loss)	15,825	68,069	260,770	264,387
Change in unrealized appreciation (depreciation) during the year	(12,060)	(172,225)	(482,924)	(441,641)
Net increase (decrease) in net assets from operations	$ 1,775	$ (88,327)	$ (175,550)	$ (144,947)

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2015
(Continued)
	Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II	Invesco V.I. American Franchise Fund – Series I Shares	Invesco V.I. Core Equity Fund – Series I Shares	Invesco V.I. Equity and Income Fund – Series II Shares
Income:
Dividends	$ 63,197	$ -	$ 15,202	$ 44,366
Expenses:
Mortality and expense fees	31,049	34,103	8,588	10,239
Administrative fees	-	-	-	-
Net investment income (loss)	32,148	(34,103)	6,614	34,127
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	68,058	205,766	71,514	50,880
Realized gain distributions	157,714	29,613	139,025	171,411
Realized gain (loss)	225,772	235,379	210,539	222,291
Change in unrealized appreciation (depreciation) during the year	(355,766)	31,049	(303,408)	(314,051)
Net increase (decrease) in net assets from operations	$ (97,846)	$ 232,325	$ (86,255)	$ (57,633)

	Invesco V.I. Mid Cap Core Equity Fund – Series I Shares	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares	Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares
Income:
Dividends	$ 7,314	$ -	$ 147,787	$ 156,032
Expenses:
Mortality and expense fees	13,391	5,578	23,371	80,459
Administrative fees	-	-	-	-
Net investment income (loss)	(6,077)	(5,578)	124,416	75,573
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	11,722	(158,547)	15,565	505,375
Realized gain distributions	196,431	59,439	24,626	667,940
Realized gain (loss)	208,153	(99,108)	40,191	1,173,315
Change in unrealized appreciation (depreciation) during the year	(294,463)	80,318	(234,450)	(1,682,058)
Net increase (decrease) in net assets from operations	$ (92,387)	$ (24,368)	$ (69,843)	$ (433,170)

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2015
(Continued)
	Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares	Neuberger Berman AMT Guardian Portfolio – S Class	Neuberger Berman AMT Mid Cap Growth Portfolio - S Class	Neuberger Berman AMT Small Cap Growth Portfolio – S Class
Income:
Dividends	$ 34,259	$ 13,731	$ -	$ -
Expenses:
Mortality and expense fees	36,545	20,561	501	3,296
Administrative fees	-	-	-	38
Net investment income (loss)	(2,286)	(6,830)	(501)	(3,334)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	203,359	68,367	(2,281)	163,572
Realized gain distributions	352,902	763,289	-	255,195
Realized gain (loss)	556,261	831,656	(2,281)	418,767
Change in unrealized appreciation (depreciation) during the year	(808,406)	(999,470)	(18,649)	(477,402)
Net increase (decrease) in net assets from operations	$ (254,431)	$ (174,644)	$ (21,431)	$ (61,969)

	Oppenheimer Capital Appreciation Fund/VA –Service Shares	Oppenheimer Global Fund/VA – Service Shares	Oppenheimer Main Street Small Cap Fund®/VA – Service Shares	PIMCO CommodityReal Return® Strategy Portfolio – Advisor Class
Income:
Dividends	$ -	$ 23,720	$ 23,698	$ 98,381
Expenses:
Mortality and expense fees	4,204	12,204	24,146	13,893
Administrative fees	-	-	-	-
Net investment income (loss)	(4,204)	11,516	(448)	84,488
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	45,158	(2,124)	179,813	(575,836)
Realized gain distributions	167,499	146,123	548,916	-
Realized gain (loss)	212,657	143,999	728,729	(575,836)
Change in unrealized appreciation (depreciation) during the year	(193,325)	(92,067)	(967,033)	(145,433)
Net increase (decrease) in net assets from operations	$ 15,128	$ 63,448	$ (238,752)	$ (636,781)

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2015
(Continued)
	PIMCO Real Return Portfolio – Advisor Class	PIMCO Total Return Portfolio – Advisor Class	Rydex Inverse Government Long Bond Strategy Fund	Rydex Nova Fund
Income:
Dividends	$ 100,524	$ 374,312	$ -	$ -
Expenses:
Mortality and expense fees	13,115	45,757	148	997
Administrative fees	-	-	-	-
Net investment income (loss)	87,409	328,555	(148)	(997)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(13,781)	25,328	(25,340)	16,002
Realized gain distributions	-	78,893	-	-
Realized gain (loss)	(13,781)	104,221	(25,340)	16,002
Change in unrealized appreciation (depreciation) during the year	(157,884)	(467,525)	24,925	(15,985)
Net increase (decrease) in net assets from operations	$ (84,256)	$ (34,749)	$ (563)	$ (980)

	Sentinel Variable Products Balanced Fund	Sentinel Variable Products Bond Fund	Sentinel Variable Products Common Stock Fund	Sentinel Variable Products Mid Cap Fund
Income:
Dividends	$ 12,720	$ 65,734	$ 164,447	$ 3,409
Expenses:
Mortality and expense fees	4,600	13,682	40,317	9,082
Administrative fees	-	-	-	-
Net investment income (loss)	8,120	52,052	124,130	(5,673)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	12,707	(7,613)	218,088	22,898
Realized gain distributions	37,189	-	600,102	131,115
Realized gain (loss)	49,896	(7,613)	818,190	154,013
Change in unrealized appreciation (depreciation) during the year	(64,272)	(70,641)	(983,079)	(174,147)
Net increase (decrease) in net assets from operations	$ (6,256)	$ (26,202)	$ (40,759)	$ (25,807)

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2015
(Continued)
	Sentinel Variable Products Small Company Fund	Templeton Developing Markets VIP Fund – Class 2	Templeton Foreign VIP Fund – Class 2	Templeton Growth VIP Fund – Class 2
Income:
Dividends	$ -	$ 91,788	$ 318,413	$ 250,256
Expenses:
Mortality and expense fees	14,857	23,651	60,201	59,368
Administrative fees	-	-	-	-
Net investment income (loss)	(14,857)	68,137	258,212	190,888
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	400	(250,115)	207,467	277,874
Realized gain distributions	353,660	584,518	325,221	-
Realized gain (loss)	354,060	334,403	532,688	277,874
Change in unrealized appreciation (depreciation) during the year	(381,418)	(1,343,685)	(1,454,270)	(1,136,426)
Net increase (decrease) in net assets from operations	$ (42,215)	$ (941,145)	$ (663,370)	$ (667,664)

	Virtus Capital Growth Series – Class A Shares	Virtus Growth & Income Series – Class A Shares	Virtus International Series – Class A Shares	Virtus Multi-Sector Fixed Income Series – Class A Shares
Income:
Dividends	$ -	$ 457,229	$ 1,045,080	$ 1,329,122
Expenses:
Mortality and expense fees	663,975	300,160	298,841	185,496
Administrative fees	-	-	-	-
Net investment income (loss)	(663,975)	157,069	746,239	1,143,626
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	4,125,801	1,574,128	618,768	(2,909)
Realized gain distributions	-	5,416,920	1,704,369	-
Realized gain (loss)	4,125,801	6,991,048	2,323,137	(2,909)
Change in unrealized appreciation (depreciation) during the year	5,603,748	(12,209,202)	(8,298,509)	(1,675,885)
Net increase (decrease) in net assets from operations	$ 9,065,574	$ (5,061,085)	$ (5,229,133)	$ (535,168)

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2015
(Continued)
	Virtus Real Estate Securities Series – Class A Shares	Virtus Small-Cap Growth Series – Class A Shares	Virtus Small-Cap Value Series – Class A Shares	Virtus Strategic Allocation Series – Class A Shares
Income:
Dividends	$ 312,274	$ -	$ 145,299	$ 692,340
Expenses:
Mortality and expense fees	134,407	166,521	172,292	264,772
Administrative fees	-	-	-	-
Net investment income (loss)	177,867	(166,521)	(26,993)	427,568
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	964,952	2,173,221	1,049,914	(116,155)
Realized gain distributions	3,731,223	2,886,974	2,460,129	2,853,210
Realized gain (loss)	4,696,175	5,060,195	3,510,043	2,737,055
Change in unrealized appreciation (depreciation) during the year	(4,476,636)	(4,838,483)	(4,038,328)	(5,614,363)
Net increase (decrease) in net assets from operations	$ 397,406	$ 55,191	$ (555,278)	$ (2,449,740)

	Wanger International	Wanger International Select	Wanger Select	Wanger USA
Income:
Dividends	$ 434,188	$ 98,829	$ 1,077	$ -
Expenses:
Mortality and expense fees	179,677	39,437	47,156	223,629
Administrative fees	-	-	-	-
Net investment income (loss)	254,511	59,392	(46,079)	(223,629)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	854,384	153,749	226,338	2,101,109
Realized gain distributions	2,637,295	429,618	2,509,995	6,918,027
Realized gain (loss)	3,491,679	583,367	2,736,333	9,019,136
Change in unrealized appreciation (depreciation) during the year	(3,833,028)	(755,699)	(2,700,859)	(9,095,363)
Net increase (decrease) in net assets from operations	$ (86,838)	$ (112,940)	$ (10,605)	$ (299,856)
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2015 and 2014
	Alger Capital Appreciation Portfolio – Class I-2 Shares		Anchor Series Trust Capital Appreciation Portfolio – Class 1
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (41,351)	$ (44,597)	$ (16,161)	$ (17,386)
Realized gains (losses)	1,346,065	1,577,286	716,291	692,909
Unrealized appreciation (depreciation) during the year	(932,935)	(669,207)	(371,414)	(151,743)
Net increase (decrease) in net assets from operations	371,779	863,482	328,716	523,780
Contract transactions:
Payments received from contract owners	252,220	280,533	26,902	49,119
Transfers between Investment Options (including Guaranteed Interest Account), net	(64,386)	(285,270)	-	358
Transfers for contract benefits and terminations	(401,876)	(755,461)	(1,284,421)	(249,461)
Contract maintenance charges	(365,853)	(369,338)	(20,590)	(23,291)
Net increase (decrease) in net assets resulting from contract transactions	(579,895)	(1,129,536)	(1,278,109)	(223,275)
Total increase (decrease) in net assets	(208,116)	(266,054)	(949,393)	300,505
Net assets at beginning of period	6,952,767	7,218,821	4,059,820	3,759,315
Net assets at end of period	$ 6,744,651	$ 6,952,767	$ 3,110,427	$ 4,059,820

	Anchor Series Trust Government and Quality Bond Portfolio – Class 1		Anchor Series Trust Growth and Income Portfolio – Class 1
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 3,924	$ 6,014	$ (35)	$ 53
Realized gains (losses)	818	(2,943)	16,475	9,472
Unrealized appreciation (depreciation) during the year	(4,353)	19,384	(696)	30,782
Net increase (decrease) in net assets from operations	389	22,455	15,744	40,307
Contract transactions:
Payments received from contract owners	33,861	468	13,882	1,392
Transfers between Investment Options (including Guaranteed Interest Account), net	(16,777)	(789)	-	395
Transfers for contract benefits and terminations	(70,162)	(119,442)	(25,656)	(5,224)
Contract maintenance charges	(6,767)	(7,549)	(3,325)	(2,646)
Net increase (decrease) in net assets resulting from contract transactions	(59,845)	(127,312)	(15,099)	(6,083)
Total increase (decrease) in net assets	(59,456)	(104,857)	645	34,224
Net assets at beginning of period	434,913	539,770	351,321	317,097
Net assets at end of period	$ 375,457	$ 434,913	$ 351,966	$ 351,321

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2015 and 2014
(Continued)
	Anchor Series Trust Growth Portfolio – Class 1		Anchor Series Trust Multi-Asset Portfolio – Class 1
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 3,336	$ 2,118	$ 4,938	$ 7,196
Realized gains (losses)	266,666	8,872	193,216	(25,092)
Unrealized appreciation (depreciation) during the year	(275,598)	111,723	(266,743)	143,282
Net increase (decrease) in net assets from operations	(5,596)	122,713	(68,589)	125,386
Contract transactions:
Payments received from contract owners	12,185	-	1	-
Transfers between Investment Options (including Guaranteed Interest Account), net	16,777	(35,049)	(108,439)	-
Transfers for contract benefits and terminations	(32,018)	(44,840)	(60,000)	(59,485)
Contract maintenance charges	(8,965)	(9,531)	(10,434)	(11,406)
Net increase (decrease) in net assets resulting from contract transactions	(12,021)	(89,420)	(178,872)	(70,891)
Total increase (decrease) in net assets	(17,617)	33,293	(247,461)	54,495
Net assets at beginning of period	1,859,688	1,826,395	1,482,613	1,428,118
Net assets at end of period	$ 1,842,071	$ 1,859,688	$ 1,235,152	$ 1,482,613

	Anchor Series Trust Natural Resources Portfolio – Class 1		Anchor Series Trust Strategic Multi- Asset Portfolio – Class 1
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 2,867	$ 2,260	$ 44,983	$ (1,185)
Realized gains (losses)	(24,824)	(12,004)	166,864	256,920
Unrealized appreciation (depreciation) during the year	(40,952)	(59,394)	(197,393)	(180,290)
Net increase (decrease) in net assets from operations	(62,909)	(69,138)	14,454	75,445
Contract transactions:
Payments received from contract owners	7,191	1,604	20,548	70,447
Transfers between Investment Options (including Guaranteed Interest Account), net	-	-	-	35
Transfers for contract benefits and terminations	(25,738)	(8,695)	(63,914)	(180,049)
Contract maintenance charges	(3,162)	(3,657)	(16,923)	(16,367)
Net increase (decrease) in net assets resulting from contract transactions	(21,709)	(10,748)	(60,289)	(125,934)
Total increase (decrease) in net assets	(84,618)	(79,886)	(45,835)	(50,489)
Net assets at beginning of period	297,241	377,127	1,734,639	1,785,128
Net assets at end of period	$ 212,623	$ 297,241	$ 1,688,804	$ 1,734,639

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2015 and 2014
(Continued)
	Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares		Deutsche Equity 500 Index VIP – Class A
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (15,044)	$ 13,251	$ 626,996	$ 648,450
Realized gains (losses)	71,460	295,112	3,564,965	1,997,148
Unrealized appreciation (depreciation) during the year	(172,017)	(88,286)	(3,838,121)	2,637,942
Net increase (decrease) in net assets from operations	(115,601)	220,077	353,840	5,283,540
Contract transactions:
Payments received from contract owners	122,324	114,481	1,140,232	1,322,329
Transfers between Investment Options (including Guaranteed Interest Account), net	441,547	684,290	816,682	2,090,699
Transfers for contract benefits and terminations	(164,964)	(217,466)	(1,757,595)	(1,132,897)
Contract maintenance charges	(163,857)	(113,997)	(2,050,386)	(1,791,553)
Net increase (decrease) in net assets resulting from contract transactions	235,050	467,308	(1,851,067)	488,578
Total increase (decrease) in net assets	119,449	687,385	(1,497,227)	5,772,118
Net assets at beginning of period	2,961,679	2,274,294	47,388,511	41,616,393
Net assets at end of period	$ 3,081,128	$ 2,961,679	$ 45,891,284	$ 47,388,511

	Deutsche Small Cap Index VIP – Class A		Federated Fund for U.S. Government Securities II
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 7,987	$ 2,528	$ 369,600	$ 416,688
Realized gains (losses)	127,705	72,375	(139,492)	(54,912)
Unrealized appreciation (depreciation) during the year	(239,441)	11,303	(245,736)	324,826
Net increase (decrease) in net assets from operations	(103,749)	86,206	(15,628)	686,602
Contract transactions:
Payments received from contract owners	55,285	54,901	1,375,231	1,589,924
Transfers between Investment Options (including Guaranteed Interest Account), net	68,339	690,450	235,814	784,671
Transfers for contract benefits and terminations	(150,332)	(39,237)	(1,304,187)	(1,594,577)
Contract maintenance charges	(61,861)	(48,729)	(1,181,062)	(1,231,628)
Net increase (decrease) in net assets resulting from contract transactions	(88,569)	657,385	(874,204)	(451,610)
Total increase (decrease) in net assets	(192,318)	743,591	(889,832)	234,992
Net assets at beginning of period	1,891,366	1,147,775	17,679,511	17,444,519
Net assets at end of period	$ 1,699,048	$ 1,891,366	$ 16,789,679	$ 17,679,511

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2015 and 2014
(Continued)
	Federated High Income Bond Fund II – Primary Shares		Federated Prime Money Fund II
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 380,345	$ 405,184	$ (134,809)	$ (180,828)
Realized gains (losses)	(189,548)	(39,875)	-	-
Unrealized appreciation (depreciation) during the year	(406,646)	(209,065)	-	-
Net increase (decrease) in net assets from operations	(215,849)	156,244	(134,809)	(180,828)
Contract transactions:
Payments received from contract owners	407,281	471,288	3,377,845	3,699,256
Transfers between Investment Options (including Guaranteed Interest Account), net	189,939	426,855	4,155,949	1,030,569
Transfers for contract benefits and terminations	(1,023,383)	(664,692)	(4,916,865)	(5,828,555)
Contract maintenance charges	(496,377)	(522,842)	(3,180,160)	(3,538,464)
Net increase (decrease) in net assets resulting from contract transactions	(922,540)	(289,391)	(563,231)	(4,637,194)
Total increase (decrease) in net assets	(1,138,389)	(133,147)	(698,040)	(4,818,022)
Net assets at beginning of period	7,670,909	7,804,056	25,309,832	30,127,854
Net assets at end of period	$ 6,532,520	$ 7,670,909	$ 24,611,792	$ 25,309,832

	Fidelity ® VIP Contrafund® Portfolio – Service Class		Fidelity ® VIP Growth Opportunities Portfolio – Service Class
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 136,043	$ 74,159	$ (66,384)	$ (65,027)
Realized gains (losses)	5,780,422	4,170,599	1,936,392	748,782
Unrealized appreciation (depreciation) during the year	(5,899,140)	221,855	(1,346,344)	499,837
Net increase (decrease) in net assets from operations	17,325	4,466,613	523,664	1,183,592
Contract transactions:
Payments received from contract owners	1,708,375	1,963,767	823,110	848,804
Transfers between Investment Options (including Guaranteed Interest Account), net	(1,269,154)	(2,303,602)	(741,552)	218,243
Transfers for contract benefits and terminations	(2,898,978)	(3,305,955)	(1,050,667)	(867,888)
Contract maintenance charges	(2,146,009)	(2,088,047)	(776,868)	(772,071)
Net increase (decrease) in net assets resulting from contract transactions	(4,605,766)	(5,733,837)	(1,745,977)	(572,912)
Total increase (decrease) in net assets	(4,588,441)	(1,267,224)	(1,222,313)	610,680
Net assets at beginning of period	41,383,841	42,651,065	11,374,724	10,764,044
Net assets at end of period	$ 36,795,400	$ 41,383,841	$ 10,152,411	$ 11,374,724

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2015 and 2014
(Continued)
	Fidelity ® VIP Growth Portfolio – Service Class		Fidelity ® VIP Investment Grade Bond Portfolio – Service Class
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (52,809)	$ (60,521)	$ 171,904	$ 146,321
Realized gains (losses)	1,081,709	682,370	763	4,195
Unrealized appreciation (depreciation) during the year	(346,735)	401,442	(262,976)	210,155
Net increase (decrease) in net assets from operations	682,165	1,023,291	(90,309)	360,671
Contract transactions:
Payments received from contract owners	628,594	561,505	361,048	333,121
Transfers between Investment Options (including Guaranteed Interest Account), net	1,151,059	262,480	374,555	1,645,951
Transfers for contract benefits and terminations	(745,601)	(788,105)	(439,710)	(512,286)
Contract maintenance charges	(666,954)	(568,017)	(366,241)	(380,786)
Net increase (decrease) in net assets resulting from contract transactions	367,098	(532,137)	(70,348)	1,086,000
Total increase (decrease) in net assets	1,049,263	491,154	(160,657)	1,446,671
Net assets at beginning of period	10,740,503	10,249,349	8,137,603	6,690,932
Net assets at end of period	$ 11,789,766	$ 10,740,503	$ 7,976,946	$ 8,137,603

	Franklin Income VIP Fund – Class 2		Franklin Mutual Shares VIP Fund – Class 2
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 214,934	$ 232,501	$ 459,185	$ 264,219
Realized gains (losses)	20,695	26,090	2,158,421	1,370,996
Unrealized appreciation (depreciation) during the year	(649,880)	(79,937)	(3,594,830)	(372,823)
Net increase (decrease) in net assets from operations	(414,251)	178,654	(977,224)	1,262,392
Contract transactions:
Payments received from contract owners	366,712	390,053	943,122	1,096,712
Transfers between Investment Options (including Guaranteed Interest Account), net	(388,875)	687,701	(295,288)	(164,327)
Transfers for contract benefits and terminations	(652,289)	(341,707)	(1,344,513)	(1,714,323)
Contract maintenance charges	(415,845)	(359,523)	(1,053,155)	(1,084,029)
Net increase (decrease) in net assets resulting from contract transactions	(1,090,297)	376,524	(1,749,834)	(1,865,967)
Total increase (decrease) in net assets	(1,504,548)	555,178	(2,727,058)	(603,575)
Net assets at beginning of period	5,738,223	5,183,045	19,354,126	19,957,701
Net assets at end of period	$ 4,233,675	$ 5,738,223	$ 16,627,068	$ 19,354,126

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2015 and 2014
(Continued)
	Guggenheim Long Short Equity Fund		Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (1,990)	$ (2,913)	$ 15,829	$ 8,358
Realized gains (losses)	15,825	79,456	68,069	158,857
Unrealized appreciation (depreciation) during the year	(12,060)	(78,541)	(172,225)	(59,601)
Net increase (decrease) in net assets from operations	1,775	(1,998)	(88,327)	107,614
Contract transactions:
Payments received from contract owners	17,235	36,539	248,560	284,230
Transfers between Investment Options (including Guaranteed Interest Account), net	(10,225)	(202,691)	193,476	(312,627)
Transfers for contract benefits and terminations	(8,014)	(80,284)	(43,100)	(139,262)
Contract maintenance charges	(18,070)	(27,807)	(186,896)	(178,989)
Net increase (decrease) in net assets resulting from contract transactions	(19,074)	(274,243)	212,040	(346,648)
Total increase (decrease) in net assets	(17,299)	(276,241)	123,713	(239,034)
Net assets at beginning of period	284,956	561,197	2,297,525	2,536,559
Net assets at end of period	$ 267,657	$ 284,956	$ 2,421,238	$ 2,297,525

	Ibbotson Balanced ETF Asset Allocation Portfolio – Class II		Ibbotson Growth ETF Asset Allocation Portfolio – Class II
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 46,604	$ 22,908	$ 32,307	$ 19,600
Realized gains (losses)	260,770	173,104	264,387	439,198
Unrealized appreciation (depreciation) during the year	(482,924)	37,791	(441,641)	(140,889)
Net increase (decrease) in net assets from operations	(175,550)	233,803	(144,947)	317,909
Contract transactions:
Payments received from contract owners	466,885	516,689	721,346	502,021
Transfers between Investment Options (including Guaranteed Interest Account), net	722,200	315,336	(171,319)	(1,342,612)
Transfers for contract benefits and terminations	(520,635)	(790,016)	(752,160)	(1,549,318)
Contract maintenance charges	(379,180)	(365,493)	(344,757)	(457,260)
Net increase (decrease) in net assets resulting from contract transactions	289,270	(323,484)	(546,890)	(2,847,169)
Total increase (decrease) in net assets	113,720	(89,681)	(691,837)	(2,529,260)
Net assets at beginning of period	6,097,069	6,186,750	5,589,483	8,118,743
Net assets at end of period	$ 6,210,789	$ 6,097,069	$ 4,897,646	$ 5,589,483

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2015 and 2014
(Continued)
	Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II		Invesco V.I. American Franchise Fund – Series I Shares
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 32,148	$ 16,914	$ (34,103)	$ (33,161)
Realized gains (losses)	225,772	132,821	235,379	181,719
Unrealized appreciation (depreciation) during the year	(355,766)	(23,518)	31,049	245,509
Net increase (decrease) in net assets from operations	(97,846)	126,217	232,325	394,067
Contract transactions:
Payments received from contract owners	296,345	271,455	363,218	367,333
Transfers between Investment Options (including Guaranteed Interest Account), net	86,870	(32,083)	(50,866)	155,055
Transfers for contract benefits and terminations	(327,357)	(200,033)	(330,490)	(516,091)
Contract maintenance charges	(439,750)	(462,480)	(300,678)	(290,896)
Net increase (decrease) in net assets resulting from contract transactions	(383,892)	(423,141)	(318,816)	(284,599)
Total increase (decrease) in net assets	(481,738)	(296,924)	(86,491)	109,468
Net assets at beginning of period	4,544,071	4,840,995	5,566,185	5,456,717
Net assets at end of period	$ 4,062,333	$ 4,544,071	$ 5,479,694	$ 5,566,185

	Invesco V.I. Core Equity Fund – Series I Shares		Invesco V.I. Equity and Income Fund – Series II Shares
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 6,614	$ 1,403	$ 34,127	$ 17,090
Realized gains (losses)	210,539	231,533	222,291	109,766
Unrealized appreciation (depreciation) during the year	(303,408)	(101,014)	(314,051)	(5,362)
Net increase (decrease) in net assets from operations	(86,255)	131,922	(57,633)	121,494
Contract transactions:
Payments received from contract owners	86,233	99,010	97,658	125,908
Transfers between Investment Options (including Guaranteed Interest Account), net	(48,212)	(340,458)	374,107	269,517
Transfers for contract benefits and terminations	(168,980)	(137,914)	(207,479)	(98,131)
Contract maintenance charges	(106,511)	(115,832)	(127,262)	(97,532)
Net increase (decrease) in net assets resulting from contract transactions	(237,470)	(495,194)	137,024	199,762
Total increase (decrease) in net assets	(323,725)	(363,272)	79,391	321,256
Net assets at beginning of period	1,516,412	1,879,684	1,681,193	1,359,937
Net assets at end of period	$ 1,192,687	$ 1,516,412	$ 1,760,584	$ 1,681,193

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2015 and 2014
(Continued)
	Invesco V.I. Mid Cap Core Equity Fund – Series I Shares		Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (6,077)	$ (14,578)	$ (5,578)	$ (10,777)
Realized gains (losses)	208,153	301,644	(99,108)	7,627
Unrealized appreciation (depreciation) during the year	(294,463)	(198,157)	80,318	139,493
Net increase (decrease) in net assets from operations	(92,387)	88,909	(24,368)	136,343
Contract transactions:
Payments received from contract owners	113,999	123,728	55,639	86,981
Transfers between Investment Options (including Guaranteed Interest Account), net	(65,334)	(40,058)	(94,972)	(576,001)
Transfers for contract benefits and terminations	(161,901)	(194,160)	(214,105)	(134,448)
Contract maintenance charges	(110,767)	(120,813)	(43,201)	(53,560)
Net increase (decrease) in net assets resulting from contract transactions	(224,003)	(231,303)	(296,639)	(677,028)
Total increase (decrease) in net assets	(316,390)	(142,394)	(321,007)	(540,685)
Net assets at beginning of period	2,233,646	2,376,040	1,079,850	1,620,535
Net assets at end of period	$ 1,917,256	$ 2,233,646	$ 758,843	$ 1,079,850

	Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares		Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 124,416	$ 153,939	$ 75,573	$ 2,046
Realized gains (losses)	40,191	139,467	1,173,315	601,775
Unrealized appreciation (depreciation) during the year	(234,450)	(147,318)	(1,682,058)	302,958
Net increase (decrease) in net assets from operations	(69,843)	146,088	(433,170)	906,779
Contract transactions:
Payments received from contract owners	199,518	213,133	968,292	988,794
Transfers between Investment Options (including Guaranteed Interest Account), net	188,202	82,483	61,590	(195,430)
Transfers for contract benefits and terminations	(369,194)	(292,073)	(886,462)	(1,170,399)
Contract maintenance charges	(239,157)	(350,795)	(889,389)	(897,496)
Net increase (decrease) in net assets resulting from contract transactions	(220,631)	(347,252)	(745,969)	(1,274,531)
Total increase (decrease) in net assets	(290,474)	(201,164)	(1,179,139)	(367,752)
Net assets at beginning of period	3,790,122	3,991,286	13,536,143	13,903,895
Net assets at end of period	$ 3,499,648	$ 3,790,122	$ 12,357,004	$ 13,536,143

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2015 and 2014
(Continued)
	Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares		Neuberger Berman AMT Guardian Portfolio – S Class
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (2,286)	$ (12,650)	$ (6,830)	$ (15,830)
Realized gains (losses)	556,261	191,177	831,656	661,137
Unrealized appreciation (depreciation) during the year	(808,406)	432,315	(999,470)	(377,833)
Net increase (decrease) in net assets from operations	(254,431)	610,842	(174,644)	267,474
Contract transactions:
Payments received from contract owners	281,744	315,560	323,863	322,941
Transfers between Investment Options (including Guaranteed Interest Account), net	65,107	(113,581)	(274,066)	(600,586)
Transfers for contract benefits and terminations	(299,636)	(458,544)	(258,621)	(204,983)
Contract maintenance charges	(329,696)	(317,238)	(226,512)	(243,869)
Net increase (decrease) in net assets resulting from contract transactions	(282,481)	(573,803)	(435,336)	(726,497)
Total increase (decrease) in net assets	(536,912)	37,039	(609,980)	(459,023)
Net assets at beginning of period	6,097,802	6,060,763	3,461,163	3,920,186
Net assets at end of period	$ 5,560,890	$ 6,097,802	$ 2,851,183	$ 3,461,163

	Neuberger Berman AMT Mid Cap Growth Portfolio - S Class		Neuberger Berman AMT Small Cap Growth Portfolio – S Class
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (501)	$ -	$ (3,334)	$ (4,373)
Realized gains (losses)	(2,281)	-	418,767	52,641
Unrealized appreciation (depreciation) during the year	(18,649)	-	(477,402)	(38,586)
Net increase (decrease) in net assets from operations	(21,431)	-	(61,969)	9,682
Contract transactions:
Payments received from contract owners	16,918	-	1,317,005	38,666
Transfers between Investment Options (including Guaranteed Interest Account), net	505,349	-	(1,639,299)	45,775
Transfers for contract benefits and terminations	(19,773)	-	(154,832)	(43,043)
Contract maintenance charges	(6,173)	-	(34,456)	(40,572)
Net increase (decrease) in net assets resulting from contract transactions	496,321	-	(511,582)	826
Total increase (decrease) in net assets	474,890	-	(573,551)	10,508
Net assets at beginning of period	-	-	573,551	563,043
Net assets at end of period	$ 474,890	$ -	$ -	$ 573,551

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2015 and 2014
(Continued)
	Oppenheimer Capital Appreciation Fund/VA – Service Shares		Oppenheimer Global Fund/VA – Service Shares
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (4,204)	$ (2,912)	$ 11,516	$ 5,597
Realized gains (losses)	212,657	97,752	143,999	125,152
Unrealized appreciation (depreciation) during the year	(193,325)	17,947	(92,067)	(109,577)
Net increase (decrease) in net assets from operations	15,128	112,787	63,448	21,172
Contract transactions:
Payments received from contract owners	30,694	26,624	146,105	148,469
Transfers between Investment Options (including Guaranteed Interest Account), net	(29,486)	52,350	97,227	241,418
Transfers for contract benefits and terminations	(23,744)	(51,876)	(93,407)	(110,323)
Contract maintenance charges	(42,235)	(32,787)	(168,233)	(166,249)
Net increase (decrease) in net assets resulting from contract transactions	(64,771)	(5,689)	(18,308)	113,315
Total increase (decrease) in net assets	(49,643)	107,098	45,140	134,487
Net assets at beginning of period	880,073	772,975	2,073,595	1,939,108
Net assets at end of period	$ 830,430	$ 880,073	$ 2,118,735	$ 2,073,595

	Oppenheimer Main Street Small Cap Fund®/VA – Service Shares		PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (448)	$ (1,914)	$ 84,488	$ (12,869)
Realized gains (losses)	728,729	654,846	(575,836)	(98,140)
Unrealized appreciation (depreciation) during the year	(967,033)	(242,179)	(145,433)	(433,952)
Net increase (decrease) in net assets from operations	(238,752)	410,753	(636,781)	(544,961)
Contract transactions:
Payments received from contract owners	320,914	322,439	250,587	327,258
Transfers between Investment Options (including Guaranteed Interest Account), net	(135,572)	(202,808)	153,572	264,898
Transfers for contract benefits and terminations	(336,105)	(267,541)	(153,272)	(171,239)
Contract maintenance charges	(274,513)	(263,094)	(158,743)	(195,564)
Net increase (decrease) in net assets resulting from contract transactions	(425,276)	(411,004)	92,144	225,353
Total increase (decrease) in net assets	(664,028)	(251)	(544,637)	(319,608)
Net assets at beginning of period	4,066,022	4,066,273	2,438,340	2,757,948
Net assets at end of period	$ 3,401,994	$ 4,066,022	$ 1,893,703	$ 2,438,340

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2015 and 2014
(Continued)
	PIMCO Real Return Portfolio – Advisor Class		PIMCO Total Return Portfolio – Advisor Class
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 87,409	$ 20,482	$ 328,555	$ 119,515
Realized gains (losses)	(13,781)	(34,551)	104,221	98,696
Unrealized appreciation (depreciation) during the year	(157,884)	106,187	(467,525)	90,770
Net increase (decrease) in net assets from operations	(84,256)	92,118	(34,749)	308,981
Contract transactions:
Payments received from contract owners	114,553	106,963	366,646	410,698
Transfers between Investment Options (including Guaranteed Interest Account), net	(250,863)	(876,318)	943,031	(2,121,836)
Transfers for contract benefits and terminations	(169,704)	(106,579)	(861,748)	(517,286)
Contract maintenance charges	(139,847)	(194,848)	(504,352)	(462,785)
Net increase (decrease) in net assets resulting from contract transactions	(445,861)	(1,070,782)	(56,423)	(2,691,209)
Total increase (decrease) in net assets	(530,117)	(978,664)	(91,172)	(2,382,228)
Net assets at beginning of period	2,909,627	3,888,291	7,398,309	9,780,537
Net assets at end of period	$ 2,379,510	$ 2,909,627	$ 7,307,137	$ 7,398,309

	Rydex Inverse Government Long Bond Strategy Fund		Rydex Nova Fund
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (148)	$ (215)	$ (997)	$ (1,266)
Realized gains (losses)	(25,340)	(94)	16,002	33,914
Unrealized appreciation (depreciation) during the year	24,925	(12,363)	(15,985)	(6,805)
Net increase (decrease) in net assets from operations	(563)	(12,672)	(980)	25,843
Contract transactions:
Payments received from contract owners	4,257	4,175	7,582	10,209
Transfers between Investment Options (including Guaranteed Interest Account), net	(2)	-	(22,292)	(7,461)
Transfers for contract benefits and terminations	(1,390)	(2,005)	(1,928)	(50,066)
Contract maintenance charges	(8,426)	(7,728)	(9,587)	(14,808)
Net increase (decrease) in net assets resulting from contract transactions	(5,561)	(5,558)	(26,225)	(62,126)
Total increase (decrease) in net assets	(6,124)	(18,230)	(27,205)	(36,283)
Net assets at beginning of period	34,765	52,995	145,140	181,423
Net assets at end of period	$ 28,641	$ 34,765	$ 117,935	$ 145,140

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2015 and 2014
(Continued)
	Sentinel Variable Products Balanced Fund		Sentinel Variable Products Bond Fund
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 8,120	$ 5,352	$ 52,052	$ 70,755
Realized gains (losses)	49,896	56,914	(7,613)	13,736
Unrealized appreciation (depreciation) during the year	(64,272)	(21,090)	(70,641)	(16,557)
Net increase (decrease) in net assets from operations	(6,256)	41,176	(26,202)	67,934
Contract transactions:
Payments received from contract owners	33,707	41,450	185,801	221,101
Transfers between Investment Options (including Guaranteed Interest Account), net	121,084	3,369	(788,939)	1,351,278
Transfers for contract benefits and terminations	(12,538)	(117,599)	(96,634)	(145,835)
Contract maintenance charges	(38,955)	(33,487)	(176,457)	(196,569)
Net increase (decrease) in net assets resulting from contract transactions	103,298	(106,267)	(876,229)	1,229,975
Total increase (decrease) in net assets	97,042	(65,091)	(902,431)	1,297,909
Net assets at beginning of period	595,979	661,070	2,876,230	1,578,321
Net assets at end of period	$ 693,021	$ 595,979	$ 1,973,799	$ 2,876,230

	Sentinel Variable Products Common Stock Fund		Sentinel Variable Products Mid Cap Fund
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 124,130	$ 63,146	$ (5,673)	$ (4,413)
Realized gains (losses)	818,190	1,094,901	154,013	381,995
Unrealized appreciation (depreciation) during the year	(983,079)	(558,378)	(174,147)	(317,858)
Net increase (decrease) in net assets from operations	(40,759)	599,669	(25,807)	59,724
Contract transactions:
Payments received from contract owners	593,511	592,328	69,615	37,267
Transfers between Investment Options (including Guaranteed Interest Account), net	(343,871)	(105,927)	82,929	(6,702)
Transfers for contract benefits and terminations	(446,567)	(655,112)	(118,736)	(18,094)
Contract maintenance charges	(495,260)	(475,465)	(88,860)	(79,266)
Net increase (decrease) in net assets resulting from contract transactions	(692,187)	(644,176)	(55,052)	(66,795)
Total increase (decrease) in net assets	(732,946)	(44,507)	(80,859)	(7,071)
Net assets at beginning of period	6,600,217	6,644,724	1,630,781	1,637,852
Net assets at end of period	$ 5,867,271	$ 6,600,217	$ 1,549,922	$ 1,630,781

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2015 and 2014
(Continued)
	Sentinel Variable Products Small Company Fund		Templeton Developing Markets VIP Fund – Class 2
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (14,857)	$ (3,841)	$ 68,137	$ 46,666
Realized gains (losses)	354,060	367,161	334,403	(466,337)
Unrealized appreciation (depreciation) during the year	(381,418)	(237,273)	(1,343,685)	(79,826)
Net increase (decrease) in net assets from operations	(42,215)	126,047	(941,145)	(499,497)
Contract transactions:
Payments received from contract owners	184,327	139,717	244,890	272,406
Transfers between Investment Options (including Guaranteed Interest Account), net	(56,740)	278,054	10,592	204,795
Transfers for contract benefits and terminations	(137,417)	(158,931)	(271,267)	(291,648)
Contract maintenance charges	(148,510)	(128,465)	(287,095)	(291,944)
Net increase (decrease) in net assets resulting from contract transactions	(158,340)	130,375	(302,880)	(106,391)
Total increase (decrease) in net assets	(200,555)	256,422	(1,244,025)	(605,888)
Net assets at beginning of period	2,332,351	2,075,929	4,949,634	5,555,522
Net assets at end of period	$ 2,131,796	$ 2,332,351	$ 3,705,609	$ 4,949,634

	Templeton Foreign VIP Fund – Class 2		Templeton Growth VIP Fund – Class 2
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 258,212	$ 142,370	$ 190,888	$ 75,640
Realized gains (losses)	532,688	353,323	277,874	393,797
Unrealized appreciation (depreciation) during the year	(1,454,270)	(1,952,681)	(1,136,426)	(814,625)
Net increase (decrease) in net assets from operations	(663,370)	(1,456,988)	(667,664)	(345,188)
Contract transactions:
Payments received from contract owners	560,512	608,632	702,189	705,868
Transfers between Investment Options (including Guaranteed Interest Account), net	(623,750)	464,702	(37,392)	(91,640)
Transfers for contract benefits and terminations	(682,263)	(706,859)	(544,097)	(553,383)
Contract maintenance charges	(602,693)	(633,493)	(650,221)	(683,120)
Net increase (decrease) in net assets resulting from contract transactions	(1,348,194)	(267,018)	(529,521)	(622,275)
Total increase (decrease) in net assets	(2,011,564)	(1,724,006)	(1,197,185)	(967,463)
Net assets at beginning of period	10,917,974	12,641,980	9,996,707	10,964,170
Net assets at end of period	$ 8,906,410	$ 10,917,974	$ 8,799,522	$ 9,996,707

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2015 and 2014
(Continued)
	Virtus Capital Growth Series – Class A Shares		Virtus Growth & Income Series – Class A Shares
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (663,975)	$ (624,916)	$ 157,069	$ 175,735
Realized gains (losses)	4,125,801	1,674,791	6,991,048	8,625,248
Unrealized appreciation (depreciation) during the year	5,603,748	9,981,203	(12,209,202)	(3,808,685)
Net increase (decrease) in net assets from operations	9,065,574	11,031,078	(5,061,085)	4,992,298
Contract transactions:
Payments received from contract owners	7,904,215	8,738,309	3,001,035	3,306,069
Transfers between Investment Options (including Guaranteed Interest Account), net	(1,186,836)	(1,444,626)	(1,354,398)	(1,246,563)
Transfers for contract benefits and terminations	(9,386,963)	(7,282,850)	(3,715,972)	(3,907,929)
Contract maintenance charges	(8,199,255)	(8,106,339)	(3,517,833)	(3,687,176)
Net increase (decrease) in net assets resulting from contract transactions	(10,868,839)	(8,095,506)	(5,587,168)	(5,535,599)
Total increase (decrease) in net assets	(1,803,265)	2,935,572	(10,648,253)	(543,301)
Net assets at beginning of period	108,629,862	105,694,290	57,879,168	58,422,469
Net assets at end of period	$ 106,826,597	$ 108,629,862	$ 47,230,915	$ 57,879,168

	Virtus International Series – Class A Shares		Virtus Multi-Sector Fixed Income Series – Class A Shares
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 746,239	$ 1,687,221	$ 1,143,626	$ 1,474,066
Realized gains (losses)	2,323,137	2,475,714	(2,909)	332,283
Unrealized appreciation (depreciation) during the year	(8,298,509)	(6,402,725)	(1,675,885)	(1,288,063)
Net increase (decrease) in net assets from operations	(5,229,133)	(2,239,790)	(535,168)	518,286
Contract transactions:
Payments received from contract owners	3,176,145	3,453,503	1,786,534	1,884,228
Transfers between Investment Options (including Guaranteed Interest Account), net	41,293	(322,353)	(27,125)	(495,085)
Transfers for contract benefits and terminations	(3,236,957)	(4,028,435)	(2,234,439)	(3,141,421)
Contract maintenance charges	(2,946,263)	(3,289,352)	(1,968,545)	(2,011,116)
Net increase (decrease) in net assets resulting from contract transactions	(2,965,782)	(4,186,637)	(2,443,575)	(3,763,394)
Total increase (decrease) in net assets	(8,194,915)	(6,426,427)	(2,978,743)	(3,245,108)
Net assets at beginning of period	49,722,109	56,148,536	33,048,772	36,293,880
Net assets at end of period	$ 41,527,194	$ 49,722,109	$ 30,070,029	$ 33,048,772

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2015 and 2014
(Continued)
	Virtus Real Estate Securities Series – Class A Shares		Virtus Small-Cap Growth Series – Class A Shares
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 177,867	$ 110,906	$ (166,521)	$ (192,602)
Realized gains (losses)	4,696,175	3,239,899	5,060,195	5,171,966
Unrealized appreciation (depreciation) during the year	(4,476,636)	2,604,035	(4,838,483)	(3,751,027)
Net increase (decrease) in net assets from operations	397,406	5,954,840	55,191	1,228,337
Contract transactions:
Payments received from contract owners	1,024,145	1,187,167	1,413,065	1,587,531
Transfers between Investment Options (including Guaranteed Interest Account), net	(1,143,128)	1,349,451	(445,334)	(736,230)
Transfers for contract benefits and terminations	(1,467,869)	(2,781,304)	(2,347,367)	(2,432,502)
Contract maintenance charges	(1,266,814)	(1,179,802)	(1,681,202)	(1,699,826)
Net increase (decrease) in net assets resulting from contract transactions	(2,853,666)	(1,424,488)	(3,060,838)	(3,281,027)
Total increase (decrease) in net assets	(2,456,260)	4,530,352	(3,005,647)	(2,052,690)
Net assets at beginning of period	24,552,137	20,021,785	30,273,784	32,326,474
Net assets at end of period	$ 22,095,877	$ 24,552,137	$ 27,268,137	$ 30,273,784

	Virtus Small-Cap Value Series – Class A Shares		Virtus Strategic Allocation Series – Class A Shares
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (26,993)	$ (20,384)	$ 427,568	$ 635,319
Realized gains (losses)	3,510,043	2,995,587	2,737,055	2,749,913
Unrealized appreciation (depreciation) during the year	(4,038,328)	(2,787,389)	(5,614,363)	(501,590)
Net increase (decrease) in net assets from operations	(555,278)	187,814	(2,449,740)	2,883,642
Contract transactions:
Payments received from contract owners	1,658,600	1,679,784	2,193,244	2,216,988
Transfers between Investment Options (including Guaranteed Interest Account), net	(614,700)	(636,754)	(403,600)	(389,275)
Transfers for contract benefits and terminations	(1,699,165)	(2,427,825)	(2,822,681)	(2,992,362)
Contract maintenance charges	(1,795,838)	(1,827,213)	(2,509,144)	(2,603,731)
Net increase (decrease) in net assets resulting from contract transactions	(2,451,103)	(3,212,008)	(3,542,181)	(3,768,380)
Total increase (decrease) in net assets	(3,006,381)	(3,024,194)	(5,991,921)	(884,738)
Net assets at beginning of period	29,147,405	32,171,599	43,299,807	44,184,545
Net assets at end of period	$ 26,141,024	$ 29,147,405	$ 37,307,886	$ 43,299,807

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2015 and 2014
(Continued)
	Wanger International		Wanger International Select
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 254,511	$ 267,490	$ 59,392	$ 56,726
Realized gains (losses)	3,491,679	4,460,637	583,367	498,025
Unrealized appreciation (depreciation) during the year	(3,833,028)	(6,351,509)	(755,699)	(1,101,946)
Net increase (decrease) in net assets from operations	(86,838)	(1,623,382)	(112,940)	(547,195)
Contract transactions:
Payments received from contract owners	1,486,209	1,547,508	415,680	443,878
Transfers between Investment Options (including Guaranteed Interest Account), net	(584,386)	(41,275)	(115,563)	564,553
Transfers for contract benefits and terminations	(2,042,618)	(2,836,919)	(499,459)	(644,391)
Contract maintenance charges	(1,571,531)	(1,686,201)	(451,526)	(494,343)
Net increase (decrease) in net assets resulting from contract transactions	(2,712,326)	(3,016,887)	(650,868)	(130,303)
Total increase (decrease) in net assets	(2,799,164)	(4,640,269)	(763,808)	(677,498)
Net assets at beginning of period	30,943,845	35,584,114	6,899,608	7,577,106
Net assets at end of period	$ 28,144,681	$ 30,943,845	$ 6,135,800	$ 6,899,608

	Wanger Select		Wanger USA
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (46,079)	$ (57,129)	$ (223,629)	$ (263,217)
Realized gains (losses)	2,736,333	2,111,701	9,019,136	8,492,342
Unrealized appreciation (depreciation) during the year	(2,700,859)	(1,817,437)	(9,095,363)	(6,465,837)
Net increase (decrease) in net assets from operations	(10,605)	237,135	(299,856)	1,763,288
Contract transactions:
Payments received from contract owners	390,184	451,005	1,785,062	1,928,034
Transfers between Investment Options (including Guaranteed Interest Account), net	60,638	(1,052,440)	(929,259)	(1,314,753)
Transfers for contract benefits and terminations	(436,129)	(611,973)	(3,638,640)	(3,516,713)
Contract maintenance charges	(502,787)	(499,881)	(2,217,798)	(2,238,847)
Net increase (decrease) in net assets resulting from contract transactions	(488,094)	(1,713,289)	(5,000,635)	(5,142,279)
Total increase (decrease) in net assets	(498,699)	(1,476,154)	(5,300,491)	(3,378,991)
Net assets at beginning of period	9,061,646	10,537,800	43,603,493	46,982,484
Net assets at end of period	$ 8,562,947	$ 9,061,646	$ 38,303,002	$ 43,603,493
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 1—Organization
The Phoenix Life Variable Universal Life Account (the “Separate Account”) is a separate account of Phoenix Life Insurance Company (“Phoenix Life”, the "Company", “we” or “us”), the sponsor company. Phoenix Life is a wholly-owned subsidiary of The Phoenix Companies, Inc. (“Phoenix”). The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established on June 17, 1985. The Separate Account currently consists of 63 investment options (also known as sub-accounts) that invest in shares of underlying mutual funds.
The contract owners may allocate premium payments and contract value to the following sub-accounts in the variable contract ("contract") which have the same or similar name as the underlying mutual funds (collectively, the “Funds” or individually, the “Fund”):
Alger Capital Appreciation Portfolio – Class 1-2 Shares
Anchor Series Trust Capital Appreciation Portfolio – Class 1
Anchor Series Trust Government and Quality Bond Portfolio – Class 1
Anchor Series Trust Growth and Income Portfolio – Class 1
Anchor Series Trust Growth Portfolio – Class 1
Anchor Series Trust Multi-Asset Portfolio – Class 1
Anchor Series Trust Natural Resources Portfolio – Class 1
Anchor Series Trust Strategic Multi-Asset Portfolio – Class 1
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares
Deutsche Equity 500 Index VIP-Class A
Deutsche Small Cap Index VIP-Class A
Federated Fund for U.S. Government Securities II
Federated High Income Bond Fund II – Primary Shares
Federated Prime Money Fund II
Fidelity ® VIP Contrafund® Portfolio – Service Class
Fidelity ® VIP Growth Opportunities Portfolio – Service Class
Fidelity ® VIP Growth Portfolio – Service Class
Fidelity ® VIP Investment Grade Bond Portfolio – Service Class
Franklin Income VIP Fund-Class 2
Franklin Mutual Shares VIP Fund-Class 2
Guggenheim VT Long Short Equity Fund
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II
Ibbotson Balanced ETF Asset Allocation Portfolio – Class II
Ibbotson Growth ETF Asset Allocation Portfolio – Class II
Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II
Invesco V.I. American Franchise Fund-Series I Shares
Invesco V.I. Core Equity Fund-Series I Shares
Invesco V.I. Equity and Income Fund-Class II
Invesco V.I. Mid Cap Core Equity Fund-Series I Shares
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
Neuberger Berman AMT Guardian Portfolio – S Class
Neuberger Berman AMT Mid Cap Growth Portfolio-Class S
Neuberger Berman AMT Small Cap Growth Portfolio-Class S (effective 11/6/2015, merged into surviving fund Neuberger Berman AMT Mid Cap Growth Portfolio-Class S)
Oppenheimer Capital Appreciation Fund/VA – Service Shares
Oppenheimer Global Fund/VA-Service Shares
Oppenheimer Main Street Small Cap Fund®/VA-Service Shares
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 1—Organization  (Continued)
PIMCO Real Return Portfolio – Advisor Class
PIMCO Total Return Portfolio – Advisor Class
Rydex VT Inverse Government Long Bond Strategy Fund
Rydex VT Nova Fund
Sentinel Variable Products Balanced Fund
Sentinel Variable Products Bond Fund
Sentinel Variable Products Common Stock Fund
Sentinel Variable Products Mid Cap Fund
Sentinel Variable Products Small Company Fund
Templeton Developing Markets VIP Fund-Class 2
Templeton Foreign VIP Fund-Class 2
Templeton Growth VIP Fund-Class 2
Virtus Capital Growth Series – Class A Shares
Virtus Growth & Income Series – Class A Shares
Virtus International Series – Class A Shares
Virtus Multi-Sector Fixed Income Series – Class A Shares
Virtus Real Estate Securities Series – Class A Shares
Virtus Small-Cap Growth Series – Class A Shares
Virtus Small-Cap Value Series – Class A Shares
Virtus Strategic Allocation Series – Class A Shares
Wanger International
Wanger International Select
Wanger Select
Wanger USA
Additionally, contract owners also may direct the allocation of their premium payments and contract value between the Separate Account and the Guaranteed Interest Account (“GIA”).
Phoenix Life and the Separate Account are subject to regulation by the New York Department of Financial Services and the U.S. Securities and Exchange Commission ("SEC"). The assets and liabilities of the Separate Account are clearly identified and distinguished from Phoenix’s other asset and liabilities. Premium payments and contract value allocated by a contract owner to the GIA are not legally insulated and are subject to claims against the Phoenix’s general account assets.
Note 2—Significant Accounting Policies
The following is a summary of significant accounting policies of the Separate Account, which are in accordance with accounting principles generally accepted in the United States of America (“GAAP”) in the investment company industry:
A.     Valuation of investments: Investments are made in the Funds and stated at fair value based on the reported net asset values of the respective Funds, which in turn value their investment securities at fair value.
B.     Investment transactions and related income: Investment transactions are recorded on the trade date. Realized gains and losses on the sales of shares of the Funds are computed on the basis of last in first out (“LIFO”). Dividend income and realized gain distributions from investments are recorded on the ex-dividend date.
C.     Income taxes: Phoenix Life is taxed as a life insurance entity under the provisions of the Internal Revenue Code of 1986, as amended, (the “Code”) and the operations of the Separate Account are included in the consolidated federal income tax return of Phoenix. Under the current provisions of the Code, Phoenix Life does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this expectation, no charge is being made currently to the Separate Account for federal income taxes. Phoenix Life will review periodically the tax liability of the Separate Account in the event of changes in the tax law and may assess a charge in future years for any federal income taxes that would be applied against the Separate Account.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 2—Significant Accounting Policies (Continued)
D.     Use of estimates: The preparation of financial statements in accordance with GAAP requires Phoenix Life management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.
Security Valuation: The Separate Account measures the fair value of its investment in the Funds available on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Separate Account has the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent observable inputs are not available, representing the Separate Account’s own assumptions about the assumptions a market participant would use in valuing the assets or liability, and would be based on the best information available.
Investments in Fund shares are valued using the reported net asset value of the respective Funds at the end of each New York Stock Exchange business day, as determined by the respective Funds. Investments held by the Separate Account are Level 1 within the hierarchy. There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2015.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 3— Purchases and Proceeds from Sales of Investments
The cost of purchases and proceeds from sales of investments for the period ended December 31, 2015 were as follows:
Investment Option	Purchases	Sales
Alger Capital Appreciation Portfolio – Class I-2 Shares	$ 2,437,112	$ 2,311,507
Anchor Series Trust Capital Appreciation Portfolio – Class 1	551,811	1,321,172
Anchor Series Trust Government and Quality Bond Portfolio – Class 1	41,010	95,566
Anchor Series Trust Growth and Income Portfolio – Class 1	29,699	30,643
Anchor Series Trust Growth Portfolio – Class 1	305,486	49,573
Anchor Series Trust Multi-Asset Portfolio – Class 1	202,813	185,376
Anchor Series Trust Natural Resources Portfolio – Class 1	11,337	30,178
Anchor Series Trust Strategic Multi-Asset Portfolio – Class 1	237,716	88,860
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	1,011,395	739,036
Deutsche Equity 500 Index VIP – Class A	10,651,629	9,724,141
Deutsche Small Cap Index VIP – Class A	731,652	665,338
Federated Fund for U.S. Government Securities II	5,208,424	5,713,028
Federated High Income Bond Fund II – Primary Shares	2,410,950	2,953,146
Federated Prime Money Fund II	15,567,072	16,265,112
Fidelity ® VIP Contrafund® Portfolio – Service Class	11,472,808	12,350,752
Fidelity ® VIP Growth Opportunities Portfolio – Service Class	2,950,054	3,729,345
Fidelity ® VIP Growth Portfolio – Service Class	4,216,130	3,564,603
Fidelity ® VIP Investment Grade Bond Portfolio – Service Class	1,572,771	1,464,745
Franklin Income VIP Fund – Class 2	1,339,340	2,214,703
Franklin Mutual Shares VIP Fund – Class 2	5,150,371	5,186,103
Guggenheim Long Short Equity Fund	41,839	62,904
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II	692,143	427,537
Ibbotson Balanced ETF Asset Allocation Portfolio – Class II	3,358,660	2,852,349
Ibbotson Growth ETF Asset Allocation Portfolio – Class II	1,656,118	2,096,527
Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II	1,151,421	1,345,451
Invesco V.I. American Franchise Fund – Series I Shares	895,827	1,219,132
Invesco V.I. Core Equity Fund – Series I Shares	324,861	416,691
Invesco V.I. Equity and Income Fund – Series II Shares	1,056,495	713,934
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares	474,668	508,317
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares	190,950	433,728
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	1,119,870	1,191,459
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	3,411,854	3,414,310
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares	1,690,359	1,622,224
Neuberger Berman AMT Guardian Portfolio – S Class	1,260,522	939,399
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class	571,517	75,697
Neuberger Berman AMT Small Cap Growth Portfolio – S Class	444,992	913,933
Oppenheimer Capital Appreciation Fund/VA – Service Shares	462,905	364,381
Oppenheimer Global Fund/VA – Service Shares	883,088	743,758
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares	1,460,354	1,337,162
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class	1,121,186	944,554
PIMCO Real Return Portfolio – Advisor Class	790,811	1,149,263
PIMCO Total Return Portfolio – Advisor Class	3,740,090	3,389,064
Rydex Inverse Government Long Bond Strategy Fund	9,722	15,431
Rydex Nova Fund	7,582	34,804
Sentinel Variable Products Balanced Fund	326,447	177,840
Sentinel Variable Products Bond Fund	484,350	1,308,526
Sentinel Variable Products Common Stock Fund	2,194,662	2,162,617
Sentinel Variable Products Mid Cap Fund	391,598	321,208
Sentinel Variable Products Small Company Fund	918,204	737,742
Templeton Developing Markets VIP Fund – Class 2	1,867,578	1,517,803
Templeton Foreign VIP Fund – Class 2	2,957,149	3,721,910
Templeton Growth VIP Fund – Class 2	2,180,253	2,518,887

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 3—Purchases and Proceeds from Sales of Investments (Continued)
Investment Option	Purchases	Sales
Virtus Capital Growth Series – Class A Shares	$ 18,270,596	$ 29,803,410
Virtus Growth & Income Series – Class A Shares	16,823,009	16,836,187
Virtus International Series – Class A Shares	10,349,424	10,864,598
Virtus Multi-Sector Fixed Income Series – Class A Shares	7,960,990	9,260,939
Virtus Real Estate Securities Series – Class A Shares	8,566,685	7,511,260
Virtus Small-Cap Growth Series – Class A Shares	10,234,145	10,574,531
Virtus Small-Cap Value Series – Class A Shares	7,732,934	7,750,900
Virtus Strategic Allocation Series – Class A Shares	8,066,633	8,328,036
Wanger International	9,269,858	9,090,377
Wanger International Select	2,633,745	2,795,604
Wanger Select	4,278,311	2,302,489
Wanger USA	14,218,746	12,524,983
	$ 222,642,731	$ 235,004,783

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 4— Changes in Units Outstanding
The changes in units outstanding were as follows:
	For the period ended December 31, 2015			For the period ended December 31, 2014
Investment Option	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Alger Capital Appreciation Portfolio – Class I-2 Shares	923,760	(1,263,362)	(339,602)	435,296	(1,106,040)	(670,744)
Anchor Series Trust Capital Appreciation Portfolio – Class 1	108	(5,404)	(5,296)	229	(1,358)	(1,129)
Anchor Series Trust Government and Quality Bond Portfolio – Class 1	554	(1,534)	(980)	12	(2,151)	(2,139)
Anchor Series Trust Growth and Income Portfolio – Class 1	195	(406)	(211)	27	(129)	(102)
Anchor Series Trust Growth Portfolio – Class 1	171	(247)	(76)	-	(584)	(584)
Anchor Series Trust Multi-Asset Portfolio – Class 1	-	(2,907)	(2,907)	-	(1,201)	(1,201)
Anchor Series Trust Natural Resources Portfolio – Class 1	102	(439)	(337)	18	(126)	(108)
Anchor Series Trust Strategic Multi-Asset Portfolio – Class 1	270	(1,079)	(809)	995	(2,822)	(1,827)
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	482,745	(370,214)	112,531	756,295	(503,477)	252,818
Deutsche Equity 500 Index VIP – Class A	3,517,719	(4,394,418)	(876,699)	2,907,889	(2,702,042)	205,847
Deutsche Small Cap Index VIP – Class A	306,135	(363,179)	(57,044)	624,527	(239,452)	385,075
Federated Fund for U.S. Government Securities II	2,602,094	(3,122,011)	(519,917)	2,364,485	(2,622,671)	(258,186)
Federated High Income Bond Fund II – Primary Shares	858,588	(1,271,448)	(412,860)	892,819	(1,018,190)	(125,371)
Federated Prime Money Fund II	16,068,288	(16,790,786)	(722,498)	11,026,553	(15,882,231)	(4,855,678)
Fidelity ® VIP Contrafund® Portfolio – Service Class	3,206,986	(5,237,325)	(2,030,339)	3,938,869	(6,637,176)	(2,698,307)
Fidelity ® VIP Growth Opportunities Portfolio – Service Class	1,190,301	(2,284,204)	(1,093,903)	2,186,894	(2,575,753)	(388,859)
Fidelity ® VIP Growth Portfolio – Service Class	2,931,942	(2,672,328)	259,614	1,899,916	(2,312,375)	(412,459)
Fidelity ® VIP Investment Grade Bond Portfolio – Service Class	962,509	(1,024,243)	(61,734)	1,700,241	(925,399)	774,842
Franklin Income VIP Fund – Class 2	686,700	(1,410,497)	(723,797)	1,154,261	(939,754)	214,507
Franklin Mutual Shares VIP Fund – Class 2	1,244,042	(1,926,067)	(682,025)	1,414,605	(2,132,455)	(717,850)
Guggenheim Long Short Equity Fund	22,642	(33,378)	(10,736)	30,490	(190,011)	(159,521)
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II	448,132	(302,093)	146,039	454,875	(704,150)	(249,275)
Ibbotson Balanced ETF Asset Allocation Portfolio – Class II	2,453,095	(2,249,939)	203,156	1,094,362	(1,351,716)	(257,354)
Ibbotson Growth ETF Asset Allocation Portfolio – Class II	1,112,546	(1,516,783)	(404,237)	664,931	(2,786,747)	(2,121,816)
Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II	771,455	(1,104,833)	(333,378)	563,603	(919,658)	(356,055)
Invesco V.I. American Franchise Fund – Series I Shares	569,910	(788,157)	(218,247)	648,761	(865,018)	(216,257)
Invesco V.I. Core Equity Fund – Series I Shares	99,320	(240,043)	(140,723)	123,683	(414,050)	(290,367)
Invesco V.I. Equity and Income Fund – Series II Shares	497,524	(419,510)	78,014	506,757	(384,349)	122,408
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares	144,442	(266,854)	(122,412)	242,507	(368,103)	(125,596)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares	64,480	(213,794)	(149,314)	117,090	(473,973)	(356,883)
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	507,647	(629,110)	(121,463)	383,793	(575,008)	(191,215)
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	1,607,505	(2,072,524)	(465,019)	1,496,238	(2,321,433)	(825,195)
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares	736,672	(904,596)	(167,924)	739,782	(1,093,372)	(353,590)
Neuberger Berman AMT Guardian Portfolio – S Class	289,386	(547,757)	(258,371)	334,099	(793,414)	(459,315)
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class	566,502	(76,891)	489,611	-	-	-
Neuberger Berman AMT Small Cap Growth Portfolio – S Class	254,363	(688,982)	(434,619)	254,684	(258,022)	(3,338)
Oppenheimer Capital Appreciation Fund/VA – Service Shares	181,209	(229,128)	(47,919)	202,725	(208,221)	(5,496)
Oppenheimer Global Fund/VA – Service Shares	454,817	(472,573)	(17,756)	496,955	(427,312)	69,643
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares	505,852	(750,465)	(244,613)	695,721	(950,596)	(254,875)
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class	1,537,705	(1,377,405)	160,300	1,591,553	(1,313,223)	278,330
PIMCO Real Return Portfolio – Advisor Class	480,603	(802,551)	(321,948)	552,116	(1,313,835)	(761,719)
PIMCO Total Return Portfolio – Advisor Class	2,041,005	(2,107,347)	(66,342)	960,242	(2,671,999)	(1,711,757)
Rydex Inverse Government Long Bond Strategy Fund	28,031	(43,261)	(15,230)	12,160	(25,188)	(13,028)
Rydex Nova Fund	3,005	(13,041)	(10,036)	4,870	(31,816)	(26,946)
Sentinel Variable Products Balanced Fund	183,956	(116,967)	66,989	135,993	(211,735)	(75,742)
Sentinel Variable Products Bond Fund	294,575	(903,633)	(609,058)	1,504,594	(629,309)	875,285
Sentinel Variable Products Common Stock Fund	857,384	(1,295,448)	(438,064)	951,118	(1,370,396)	(419,278)
Sentinel Variable Products Mid Cap Fund	176,234	(214,192)	(37,958)	658,167	(714,560)	(56,393)
Sentinel Variable Products Small Company Fund	319,523	(416,441)	(96,918)	422,724	(343,999)	78,725
Templeton Developing Markets VIP Fund – Class 2	431,839	(541,267)	(109,428)	679,505	(721,663)	(42,158)

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 4—Changes in Units Outstanding (Continued)
	For the period ended December 31, 2015			For the period ended December 31, 2014
Investment Option	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Templeton Foreign VIP Fund – Class 2	1,265,468	(2,006,328)	(740,860)	1,638,003	(1,788,394)	(150,391)
Templeton Growth VIP Fund – Class 2	830,910	(1,070,888)	(239,978)	746,003	(1,010,307)	(264,304)
Virtus Capital Growth Series – Class A Shares	3,141,521	(5,044,423)	(1,902,902)	3,949,145	(5,605,083)	(1,655,938)
Virtus Growth & Income Series – Class A Shares	5,101,503	(7,786,345)	(2,684,842)	5,929,729	(8,626,551)	(2,696,822)
Virtus International Series – Class A Shares	1,813,483	(2,546,015)	(732,532)	1,922,290	(2,848,603)	(926,313)
Virtus Multi-Sector Fixed Income Series – Class A Shares	1,191,622	(1,658,231)	(466,609)	1,214,255	(1,948,204)	(733,949)
Virtus Real Estate Securities Series – Class A Shares	569,314	(944,948)	(375,634)	912,253	(1,142,929)	(230,676)
Virtus Small-Cap Growth Series – Class A Shares	2,132,825	(3,063,520)	(930,695)	1,883,396	(2,958,785)	(1,075,389)
Virtus Small-Cap Value Series – Class A Shares	1,661,031	(2,481,815)	(820,784)	1,583,997	(2,692,379)	(1,108,382)
Virtus Strategic Allocation Series – Class A Shares	655,190	(1,178,284)	(523,094)	889,956	(1,506,623)	(616,667)
Wanger International	1,147,666	(1,678,070)	(530,404)	973,798	(1,547,951)	(574,153)
Wanger International Select	604,516	(807,908)	(203,392)	503,207	(528,391)	(25,184)
Wanger Select	437,181	(550,838)	(113,657)	432,157	(907,952)	(475,795)
Wanger USA	1,413,988	(2,432,191)	(1,018,203)	1,679,779	(2,780,181)	(1,100,402)

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5— Financial Highlights
A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying fund) and total return ratios for each of the five years in the periods ended December 31, 2015, 2014, 2013, 2012, and 2011 follows:
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Alger Capital Appreciation Portfolio – Class I-2 Shares
2015	3,635	1.77	to	2.78	6,745	0.08%	-	to	0.80%	5.34%	to	6.19%
2014	3,975	1.68	to	2.61	6,953	0.09%	-	to	0.80%	12.84%	to	13.75%
2013 ‡	4,645	1.49	to	2.30	7,219	0.36%	-	to	0.80%	34.11%	to	35.19%
2012	5,124	1.11	to	1.70	5,926	0.99%	-	to	0.80%	17.35%	to	18.30%
2011 ‡	6,311	0.95	to	1.44	6,196	0.11%	-	to	0.80%	(1.10%)#	to	(0.30%)
Anchor Series Trust Capital Appreciation Portfolio – Class 1
2015	13	242.51	to	256.00	3,110	-	0.45%	to	0.60%	8.24%	to	8.08%
2014	18	236.86	to	224.05	4,060	-	0.45%	to	0.60%	14.55%	to	14.72%
2013	19	206.78	to	195.29	3,759	-	0.45%	to	0.60%	35.00%	to	35.21%
2012	19	153.17	to	144.44	2,810	-	0.45%	to	0.60%	23.15%	to	23.34%
2011 ‡	20	124.37#	to	117.11#	2,353	-	0.45%	to	0.60%	(7.60%)	to	(7.46%)#
Anchor Series Trust Government and Quality Bond Portfolio – Class 1
2015	6	41.59	to	61.19	375	1.41%	0.45%	to	0.60%	(0.06%)	to	0.09%
2014	7	41.62	to	61.13	435	1.72%	0.45%	to	0.60%	4.53%	to	4.69%
2013	9	39.81	to	58.39	540	2.43%	0.45%	to	0.60%	(2.68%)	to	(2.53%)
2012	11	40.91	to	59.91	664	2.31%	0.45%	to	0.60%	3.17%	to	3.33%
2011 ‡	12	39.65	to	57.98	722	2.64%	0.45%	to	0.60%	6.45%#	to	6.61%
Anchor Series Trust Growth and Income Portfolio – Class 1
2015	5	69.72	to	71.06	352	0.46%	0.45%	to	0.60%	4.38%	to	4.23%
2014	5	68.18	to	66.79	351	0.48%	0.45%	to	0.60%	12.79%	to	12.96%
2013	5	60.45	to	59.13	317	0.27%	0.45%	to	0.60%	31.65%	to	31.85%
2012	6	45.92	to	44.84	249	-	0.45%	to	0.60%	12.86%	to	13.03%
2011 ‡	6	40.69#	to	39.68#	222	0.03%	0.45%	to	0.60%	(6.21%)	to	(6.06%)#
Anchor Series Trust Growth Portfolio – Class 1
2015	12	105.28	to	160.89	1,842	0.63%	0.45%	to	0.60%	(0.45%)	to	(0.30%)
2014	12	105.75	to	161.37	1,860	0.57%	0.45%	to	0.60%	6.80%	to	6.97%
2013	12	99.01	to	150.86	1,826	0.80%	0.45%	to	0.60%	34.36%	to	34.57%
2012	13	73.69	to	112.11	1,452	0.55%	0.45%	to	0.60%	13.28%	to	13.45%
2011 ‡	14	65.05	to	98.82	1,410	0.75%	0.45%	to	0.60%	(6.81%)	to	(6.67%)#
Anchor Series Trust Multi-Asset Portfolio – Class 1
2015	21	59.45	to	60.02	1,235	0.81%	0.45%	to	0.60%	(5.06%)	to	(4.92%)
2014	23	62.62	to	63.13	1,483	0.96%	0.45%	to	0.60%	8.97%	to	9.13%
2013	25	57.85	to	57.46	1,428	1.04%	0.45%	to	0.60%	17.24%	to	17.07%
2012	38	49.09	to	49.34	1,874	0.87%	0.45%	to	0.60%	8.75%	to	8.91%
2011 ‡	40	45.14	to	45.30	1,798	1.27%	0.45%	to	0.60%	(1.73%)	to	(1.58%)#
Anchor Series Trust Natural Resources Portfolio – Class 1
2015	3	58.08	to	61.76	213	1.54%	0.45%	to	0.60%	(21.87%)	to	(21.75%)
2014	4	74.33	to	78.92	297	1.08%	0.45%	to	0.60%	(19.02%)	to	(18.90%)
2013	4	91.79	to	97.31	377	0.92%	0.45%	to	0.60%	5.16%	to	5.32%
2012	6	87.28	to	92.39	589	1.07%	0.45%	to	0.60%	2.90%	to	3.06%
2011 ‡	7	84.82	to	89.66	610	0.69%	0.45%	to	0.60%	(20.74%)	to	(20.62%)#

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Anchor Series Trust Strategic Multi-Asset Portfolio – Class 1
2015	23	72.70	to	75.46	1,689	3.02%	0.45%	to	0.60%	0.75%	to	0.60%
2014	24	75.01	to	72.16	1,735	0.39%	0.45%	to	0.60%	4.40%	to	4.56%
2013	26	69.01	to	71.85	1,785	2.34%	0.45%	to	0.60%	19.09%	to	18.91%
2012	27	60.42	to	57.95	1,556	2.46%	0.45%	to	0.60%	14.33%	to	14.51%
2011 ‡	27	52.85#	to	50.61#	1,371	0.97%	0.45%	to	0.60%	(4.32%)	to	(4.17%)#
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares
2015	1,649	1.84	to	1.96	3,081	0.09%	-	to	0.80%	(3.46%)	to	(2.68%)
2014	1,536	1.91	to	2.02	2,962	1.16%	-	to	0.80%	8.38%	to	9.25%
2013 ‡	1,283	1.76	to	1.84	2,274	1.05%	-	to	0.80%	31.76%	to	32.82%
2012	912	1.34	to	1.39	1,227	0.95%	-	to	0.80%	16.36%	to	17.30%
2011 ‡	831	1.15	to	1.18	958	0.92%	-	to	0.80%	(3.02%)#	to	(2.24%)#
Deutsche Equity 500 Index VIP – Class A
2015	19,849	2.17	to	2.43	45,891	1.64%	-	to	0.80%	0.32%	to	1.13%
2014	20,726	2.16	to	2.40	47,389	1.83%	-	to	0.80%	12.48%	to	13.39%
2013 ‡	20,520	1.92	to	2.12	41,616	1.77%	-	to	0.80%	30.87%	to	31.93%
2012 ‡	21,674	1.47	to	1.60	33,376	1.76%	-	to	0.80%	14.77%	to	15.70%
2011 ‡	23,229	1.28#	to	1.39	31,017	1.69%	-	to	0.80%	1.02%#	to	1.83%
Deutsche Small Cap Index VIP – Class A
2015	981	1.71	to	1.82	1,699	1.07%	-	to	0.80%	(5.36%)	to	(4.60%)
2014	1,038	1.81	to	1.91	1,891	0.85%	-	to	0.80%	3.90%	to	4.74%
2013 ‡	653	1.74	to	1.83	1,148	1.47%	-	to	0.80%	37.53%	to	38.64%
2012	332	1.27	to	1.32	424	0.94%	-	to	0.80%	15.32%	to	16.25%
2011 ‡	727	1.10	to	1.13	805	0.97%	-	to	0.80%	(5.18%)	to	(4.41%)#
Federated Fund for U.S. Government Securities II
2015 ‡	9,344	1.77	to	1.86	16,790	2.75%	-	to	0.80%	(0.29%)	to	0.52%
2014	9,864	1.77	to	1.85	17,680	2.99%	-	to	0.80%	3.78%	to	4.62%
2013	10,122	1.71	to	1.77	17,445	3.42%	-	to	0.80%	(2.83%)	to	(2.05%)
2012 ‡	12,216	1.76	to	1.80	21,631	3.94%	-	to	0.80%	2.15%	to	2.98%
2011 ‡	13,981	1.72#	to	1.75	24,204	4.21%	-	to	0.80%	4.93%#	to	5.78%
Federated High Income Bond Fund II – Primary Shares
2015	2,911	2.18	to	2.68	6,533	5.73%	-	to	0.80%	(3.35%)	to	(2.57%)
2014	3,324	2.26	to	2.76	7,671	5.79%	-	to	0.80%	1.87%	to	2.69%
2013 ‡	3,450	2.22	to	2.68	7,804	7.11%	-	to	0.80%	6.13%	to	6.99%
2012 ‡	4,125	2.09	to	2.51	8,777	7.31%	-	to	0.80%	13.78%	to	14.70%
2011 ‡	4,444	1.83#	to	2.19	8,306	9.00%	-	to	0.80%	4.33%#	to	5.17%
Federated Prime Money Fund II
2015 ‡	25,395	0.95	to	1.00	24,612	0.00%*	-	to	0.80%	(0.80%)	to	0.00%*
2014	26,117	0.96	to	1.00	25,310	-	-	to	0.80%	(0.80%)	to	-
2013 ‡	30,973	0.97	to	1.00	30,128	-	-	to	0.80%	(0.79%)	to	-
2012	35,088	0.98	to	1.00	34,355	0.00%*	-	to	0.80%	(0.80%)	to	0.00%*
2011	39,877	0.98	to	1.00	39,313	0.00%*	-	to	0.80%	(0.80%)	to	0.00%*
Fidelity ® VIP Contrafund® Portfolio – Service Class
2015	15,769	2.24	to	3.06	36,795	0.91%	-	to	0.80%	(0.25%)	to	0.56%
2014	17,799	2.25	to	3.05	41,384	0.82%	-	to	0.80%	10.92%	to	11.82%
2013	20,497	2.02	to	2.72	42,651	0.96%	-	to	0.80%	30.10%	to	31.14%
2012 ‡	22,968	1.56	to	2.08	36,623	1.20%	-	to	0.80%	15.38%	to	16.31%
2011 ‡	26,538	1.35#	to	1.79	36,697	0.88%	-	to	0.80%	(3.41%)#	to	(2.64%)

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Fidelity ® VIP Growth Opportunities Portfolio – Service Class
2015	6,212	1.59	to	2.34	10,152	0.06%	-	to	0.80%	4.64%	to	5.48%
2014	7,306	1.52	to	2.22	11,375	0.11%	-	to	0.80%	11.21%	to	12.10%
2013	7,695	1.37	to	1.98	10,764	0.20%	-	to	0.80%	36.68%	to	37.78%
2012 ‡	7,784	1.00	to	1.44	7,970	0.27%	-	to	0.80%	18.51%	to	19.46%
2011 ‡	8,860	0.85	to	1.20	7,655	0.05%	-	to	0.80%	1.36%#	to	2.18%
Fidelity ® VIP Growth Portfolio – Service Class
2015	8,711	1.30	to	1.71	11,790	0.16%	-	to	0.80%	6.20%	to	7.05%
2014	8,451	1.23	to	1.59	10,741	0.09%	-	to	0.80%	10.30%	to	11.19%
2013	8,864	1.11	to	1.43	10,249	0.19%	-	to	0.80%	35.11%	to	36.20%
2012 ‡	9,945	0.82	to	1.05	8,473	0.46%	-	to	0.80%	13.63%	to	14.55%
2011 ‡	12,013	0.72	to	0.92#	9,036	0.25%	-	to	0.80%	(0.66%)#	to	0.14%
Fidelity ® VIP Investment Grade Bond Portfolio – Service Class
2015 ‡	5,630	1.37	to	1.47	7,977	2.50%	-	to	0.80%	(1.50%)	to	(0.71%)
2014	5,692	1.39	to	1.48	8,138	2.46%	-	to	0.80%	4.91%	to	5.75%
2013 ‡	4,917	1.32	to	1.40	6,691	2.28%	-	to	0.80%	(2.67%)	to	(1.89%)
2012 ‡	5,188	1.36	to	1.43	7,224	3.46%	-	to	0.80%	4.92%	to	5.77%
2011 ‡	2,881	1.30	to	1.35	3,745	3.46%	-	to	0.80%	6.35%#	to	7.21%
Franklin Income VIP Fund – Class 2
2015	2,841	1.48	to	1.60	4,234	4.77%	-	to	0.80%	(7.80%)	to	(7.05%)
2014	3,565	1.60	to	1.72	5,738	4.89%	-	to	0.80%	3.78%	to	4.62%
2013 ‡	3,350	1.54	to	1.64	5,183	6.30%	-	to	0.80%	13.03%	to	13.94%
2012 ‡	3,513	1.37	to	1.44	4,810	6.58%	-	to	0.80%	11.75%	to	12.65%
2011 ‡	3,789	1.22#	to	1.28	4,638	5.85%	-	to	0.80%	1.57%#	to	2.38%
Franklin Mutual Shares VIP Fund – Class 2
2015	6,667	2.50	to	2.23	16,627	3.09%	-	to	0.80%	(5.70%)	to	(4.94%)
2014 ‡	7,349	2.65	to	2.34	19,354	1.98%	-	to	0.80%	6.26%	to	7.12%
2013 ‡	8,067	2.50	to	2.18	19,958	2.07%	-	to	0.80%	27.24%	to	28.26%
2012 ‡	9,232	1.96	to	1.70	17,889	2.02%	-	to	0.80%	13.33%	to	14.24%
2011 ‡	11,292	1.73#	to	1.49#	19,273	2.32%	-	to	0.80%	(1.83%)#	to	(1.04%)
Guggenheim Long Short Equity Fund
2015	147	1.81	to	2.00	268	-	-	to	0.80%	0.45%	to	1.26%
2014 ‡	158	1.80	to	1.98	285	-	-	to	0.80%	1.97%	to	2.79%
2013	317	1.77	to	1.92	561	0.00%*	-	to	0.80%	16.52%	to	17.46%
2012 ‡	332	1.52	to	1.64	504	-	-	to	0.80%	3.59%	to	4.43%
2011 ‡	407	1.46	to	1.57	597	-	-	to	0.80%	(7.31%)	to	(6.56%)#
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II
2015	1,828	1.31	to	1.36	2,421	1.22%	-	to	0.80%	(3.61%)	to	(2.83%)
2014 ‡	1,682	1.36	to	1.40	2,298	0.99%	-	to	0.80%	3.64%	to	4.47%
2013	1,931	1.31	to	1.34	2,537	1.13%	-	to	0.80%	17.17%	to	18.12%
2012	1,908	1.12	to	1.14	2,136	1.05%	-	to	0.80%	13.28%	to	14.20%
2011 ‡	2,431	0.99	to	1.00	2,401	0.98%	-	to	0.80%	(5.80%)#	to	(5.04%)
Ibbotson Balanced ETF Asset Allocation Portfolio – Class II
2015	4,973	1.24	to	1.29	6,211	1.49%	-	to	0.80%	(3.00%)	to	(2.22%)
2014 ‡	4,770	1.27	to	1.32	6,097	1.18%	-	to	0.80%	3.67%	to	4.51%
2013	5,027	1.23	to	1.26	6,187	1.27%	-	to	0.80%	10.97%	to	11.86%
2012 ‡	5,396	1.11	to	1.13	5,986	1.53%	-	to	0.80%	9.93%	to	10.81%
2011 ‡	5,158	1.01	to	1.02	5,206	0.99%	-	to	0.80%	(1.68%)	to	(0.89%)#

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Ibbotson Growth ETF Asset Allocation Portfolio – Class II
2015	3,753	1.29	to	1.35	4,898	1.26%	-	to	0.80%	(3.29%)	to	(2.51%)
2014	4,158	1.34	to	1.38	5,589	0.93%	-	to	0.80%	3.74%	to	4.57%
2013 ‡	6,280	1.29	to	1.32	8,119	1.26%	-	to	0.80%	15.61%	to	16.55%
2012	5,996	1.11	to	1.13	6,687	1.17%	-	to	0.80%	12.01%	to	12.91%
2011 ‡	7,714	0.99	to	1.00	7,684	1.14%	-	to	0.80%	(4.45%)#	to	(3.68%)
Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II
2015	3,493	1.16	to	1.20	4,062	1.45%	-	to	0.80%	(2.46%)	to	(1.68%)
2014	3,827	1.18	to	1.23	4,544	1.10%	-	to	0.80%	2.48%	to	3.30%
2013 ‡	4,183	1.16	to	1.19	4,841	1.31%	-	to	0.80%	6.47%	to	7.33%
2012	5,357	1.09	to	1.11	5,823	1.52%	-	to	0.80%	7.00%	to	7.87%
2011 ‡	5,773	1.01	to	1.02	5,860	0.91%	-	to	0.80%	0.28%#	to	1.08%
Invesco V.I. American Franchise Fund – Series I Shares
2015	3,566	1.53	to	1.57	5,480	-	-	to	0.80%	4.17%	to	5.01%
2014	3,784	1.46	to	1.50	5,566	0.04%	-	to	0.80%	7.57%	to	8.44%
2013	4,000	1.36	to	1.38	5,457	0.44%	-	to	0.80%	39.02%	to	40.14%
2012 ‡, 4	4,463	0.98	to	0.98	4,373	-	-	to	0.80%	(3.03%)	to	(2.50%)
Invesco V.I. Core Equity Fund – Series I Shares
2015	729	1.61	to	1.74	1,193	1.11%	-	to	0.80%	(6.52%)	to	(5.77%)
2014	870	1.73	to	1.85	1,516	0.75%	-	to	0.80%	7.28%	to	8.15%
2013	1,160	1.61	to	1.71	1,880	1.38%	-	to	0.80%	28.21%	to	29.25%
2012	1,320	1.25	to	1.32	1,665	0.97%	-	to	0.80%	12.97%	to	13.88%
2011 ‡	1,732	1.11	to	1.16	1,931	0.95%	-	to	0.80%	(0.86%)#	to	(0.06%)
Invesco V.I. Equity and Income Fund – Series II Shares
2015	1,075	1.61	to	1.74	1,761	2.44%	-	to	0.80%	(3.36%)	to	(2.59%)
2014	997	1.67	to	1.79	1,681	1.70%	-	to	0.80%	7.90%	to	8.77%
2013 ‡	874	1.54	to	1.64	1,360	1.50%	-	to	0.80%	23.89%	to	24.88%
2012	830	1.25	to	1.32	1,040	1.80%	-	to	0.80%	11.49%	to	12.39%
2011 ‡	767	1.12	to	1.17	862	1.74%	-	to	0.80%	(2.09%)#	to	(1.30%)#
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares
2015	1,090	1.74	to	1.90	1,917	0.34%	-	to	0.80%	(4.80%)	to	(4.03%)
2014	1,212	1.83	to	1.98	2,234	0.04%	-	to	0.80%	3.60%	to	4.43%
2013 ‡	1,338	1.76	to	1.90	2,376	0.71%	-	to	0.80%	27.78%	to	28.81%
2012	1,540	1.38	to	1.47	2,136	0.06%	-	to	0.80%	10.06%	to	10.95%
2011 ‡	1,830	1.25	to	1.33	2,305	0.28%	-	to	0.80%	(7.13%)#	to	(6.38%)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares
2015	390	1.92	to	2.09	759	-	-	to	0.80%	(3.16%)	to	(2.38%)
2014	539	1.98	to	2.15	1,080	-	-	to	0.80%	10.14%	to	11.03%
2013 ‡	896	1.80	to	1.93	1,621	-	-	to	0.80%	34.00%	to	35.08%
2012	960	1.34	to	1.43	1,293	-	-	to	0.80%	9.49%	to	10.38%
2011 ‡	1,023	1.23	to	1.30	1,258	-	-	to	0.80%	(9.80%)#	to	(9.07%)
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
2015 ‡	1,935	1.78	to	1.94	3,500	3.94%	-	to	0.80%	(2.32%)	to	(1.53%)
2014 ‡	2,056	1.83	to	1.97	3,790	4.55%	-	to	0.80%	3.51%	to	4.35%
2013 ‡	2,248	1.76	to	1.89	3,991	4.56%	-	to	0.80%	7.31%	to	8.17%
2012 ‡	2,757	1.64	to	1.75	4,559	5.58%	-	to	0.80%	11.63%	to	12.53%
2011 ‡	3,170	1.47#	to	1.55	4,689	5.36%	-	to	0.80%	3.55%#	to	4.38%

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares
2015	7,792	1.56	to	1.71	12,357	1.21%	-	to	0.80%	(3.64%)	to	(2.86%)
2014 ‡	8,257	1.62	to	1.76	13,536	0.69%	-	to	0.80%	6.79%	to	7.65%
2013	9,083	1.52	to	1.63	13,904	0.57%	-	to	0.80%	34.81%	to	35.90%
2012 ‡	9,797	1.13	to	1.20	11,105	0.94%	-	to	0.80%	11.19%	to	12.09%
2011 ‡	11,146	1.01#	to	1.07	11,358	0.70%	-	to	0.80%	(6.83%)#	to	(6.08%)
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
2015	3,267	1.67	to	1.83	5,561	0.57%	-	to	0.80%	(4.56%)	to	(3.79%)
2014	3,434	1.75	to	1.90	6,098	0.44%	-	to	0.80%	10.64%	to	11.53%
2013 ‡	3,788	1.59	to	1.70	6,061	0.44%	-	to	0.80%	29.28%	to	30.32%
2012 ‡	4,562	1.23	to	1.26	5,661	0.64%	-	to	0.80%	13.63%	to	14.55%
2011 ‡	5,121	1.08#	to	1.14	5,585	0.20%	-	to	0.80%	(4.78%)#	to	(4.01%)
Neuberger Berman AMT Guardian Portfolio – S Class
2015 ‡	1,773	1.59	to	1.72	2,851	0.45%	-	to	0.80%	(5.88%)	to	(5.12%)
2014	2,032	1.69	to	1.81	3,461	0.25%	-	to	0.80%	8.02%	to	8.89%
2013 ‡	2,491	1.57	to	1.67	3,920	0.73%	-	to	0.80%	37.50%	to	38.61%
2012 ‡	2,062	1.14	to	1.20	2,353	0.15%	-	to	0.80%	11.70%	to	12.60%
2011 ‡	2,275	1.02#	to	1.07	2,323	0.34%	-	to	0.80%	(3.85%)#	to	(3.08%)
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class
2015 ‡, 6	490	0.97	to	0.97	475	-	-	to	0.80%	(3.04%)	to	(2.91%)
2014	-	-	to	-	-	-	-	to	-	-	to	-
Neuberger Berman AMT Small Cap Growth Portfolio – S Class
2015 ‡	-	-	to	-	-	-	-	to	0.80%	(0.71%)	to	(0.03%)
2014 ‡	435	1.32	to	1.46	574	-	-	to	0.80%	2.64%	to	3.47%
2013 ‡	438	1.28	to	1.41	563	-	-	to	0.80%	44.67%	to	45.83%
2012	315	0.89	to	0.96	279	-	-	to	0.80%	7.95%	to	8.82%
2011 ‡	274	0.82	to	0.89	225	-	-	to	0.80%	(1.85%)#	to	(1.06%)#
Oppenheimer Capital Appreciation Fund/VA – Service Shares
2015 ‡	506	1.59	to	1.72	830	-	-	to	0.80%	2.44%	to	3.27%
2014 ‡	554	1.56	to	1.67	880	0.19%	-	to	0.80%	14.21%	to	15.13%
2013	559	1.36	to	1.45	773	0.71%	-	to	0.80%	28.39%	to	29.43%
2012 ‡	829	1.06	to	1.12	887	0.43%	-	to	0.80%	12.89%	to	13.81%
2011 ‡	944	0.94	to	0.98	893	0.12%	-	to	0.80%	(2.16%)#	to	(1.37%)#
Oppenheimer Global Fund/VA – Service Shares
2015	1,385	1.51	to	1.63	2,119	1.08%	-	to	0.80%	2.84%	to	3.67%
2014	1,403	1.46	to	1.57	2,074	0.89%	-	to	0.80%	1.24%	to	2.06%
2013 ‡, 5	1,333	1.45	to	1.54	1,939	1.07%	-	to	0.80%	25.97%	to	26.99%
2012 ‡	1,231	1.15	to	1.21	1,419	1.96%	-	to	0.80%	19.98%	to	20.95%
2011 ‡	1,368	0.96#	to	1.00	1,313	1.01%	-	to	0.80%	(9.26%)#	to	(8.53%)
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares
2015	2,071	1.62	to	1.97	3,402	0.63%	-	to	0.80%	(6.85%)	to	(6.09%)
2014	2,316	1.74	to	2.09	4,066	0.66%	-	to	0.80%	10.76%	to	11.65%
2013 ‡	2,571	1.57	to	1.88	4,066	0.68%	-	to	0.80%	39.50%	to	40.62%
2012	2,247	1.13	to	1.33	2,547	0.33%	-	to	0.80%	16.73%	to	17.67%
2011 ‡	2,990	0.97	to	1.13	2,910	0.39%	-	to	0.80%	(3.16%)#	to	(2.38%)

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
2015 ‡	3,461	0.54	to	0.59	1,894	4.49%	-	to	0.80%	(26.26%)	to	(25.66%)
2014	3,301	0.73	to	0.79	2,438	0.26%	-	to	0.80%	(19.27%)	to	(18.62%)
2013 ‡	3,023	0.91	to	0.97	2,758	1.78%	-	to	0.80%	(15.40%)	to	(14.71%)
2012 ‡	3,502	1.08	to	1.14	3,774	2.39%	-	to	0.80%	4.28%	to	5.12%
2011 ‡	3,769	1.03#	to	1.08	3,896	13.80%	-	to	0.80%	(8.28%)#	to	(7.54%)
PIMCO Real Return Portfolio – Advisor Class
2015 ‡	1,700	1.37	to	1.32	2,380	3.75%	-	to	0.80%	(3.58%)	to	(2.80%)
2014 ‡	2,022	1.42	to	1.52	2,910	1.27%	-	to	0.80%	2.16%	to	2.99%
2013 ‡	2,784	1.39	to	1.47	3,888	1.84%	-	to	0.80%	(10.03%)	to	(9.31%)
2012 ‡	2,688	1.54	to	1.63	4,161	0.93%	-	to	0.80%	7.77%	to	8.64%
2011 ‡	2,459	1.43#	to	1.50	3,529	1.98%	-	to	0.80%	10.67%#	to	11.56%
PIMCO Total Return Portfolio – Advisor Class
2015	4,594	1.57	to	1.69	7,307	4.84%	-	to	0.80%	(0.45%)	to	0.35%
2014 ‡	4,661	1.57	to	1.69	7,398	2.03%	-	to	0.80%	3.34%	to	4.17%
2013 ‡	6,372	1.52	to	1.62	9,781	2.09%	-	to	0.80%	(2.84%)	to	(2.06%)
2012 ‡	7,204	1.57	to	1.65	11,367	2.49%	-	to	0.80%	8.61%	to	9.49%
2011 ‡	7,847	1.44#	to	1.51	11,432	2.53%	-	to	0.80%	2.68%#	to	3.50%
Rydex Inverse Government Long Bond Strategy Fund
2015 ‡	82	0.34	to	0.38	29	-	-	to	0.80%	(2.01%)	to	(1.22%)
2014	97	0.35	to	0.38	35	-	-	to	0.80%	(25.51%)	to	(24.91%)
2013	110	0.46	to	0.51	53	-	-	to	0.80%	14.34%	to	15.26%
2012	112	0.41	to	0.44	47	-	-	to	0.80%	(6.95%)	to	(6.19%)
2011	132	0.44	to	0.47	59	-	-	to	0.80%	(30.99%)	to	(30.44%)#
Rydex Nova Fund
2015 ‡	47	2.49	to	2.56	118	-	0.25%	to	0.80%	(1.51%)	to	(0.97%)
2014	57	2.53	to	2.78	145	0.07%	-	to	0.80%	17.64%	to	18.59%
2013	84	2.15	to	2.34	181	0.10%	-	to	0.80%	47.80%	to	48.99%
2012 ‡	106	1.46	to	1.57	154	-	-	to	0.80%	21.27%	to	22.25%
2011	111	1.20	to	1.29	133	0.05%	-	to	0.80%	(1.96%)	to	(1.17%)
Sentinel Variable Products Balanced Fund
2015	467	1.47	to	1.51	693	1.88%	0.25%	to	0.80%	(0.77%)	to	(0.22%)
2014 ‡	400	1.48	to	1.51	596	1.55%	0.25%	to	0.80%	6.95%	to	7.54%
2013	476	1.39	to	1.46	661	1.60%	-	to	0.80%	17.93%	to	18.88%
2012 ‡	500	1.18	to	1.23	589	2.04%	-	to	0.80%	10.55%	to	11.44%
2011 ‡	464	1.06	to	1.10	494	2.14%	-	to	0.80%	3.22%#	to	4.05%#
Sentinel Variable Products Bond Fund
2015 ‡	1,418	1.38	to	1.47	1,974	3.01%	-	to	0.80%	(2.08%)	to	(1.29%)
2014 ‡	2,027	1.41	to	1.49	2,876	3.52%	-	to	0.80%	3.18%	to	4.01%
2013 ‡	1,152	1.36	to	1.43	1,578	3.19%	-	to	0.80%	(1.13%)	to	(0.33%)
2012	1,232	1.38	to	1.44	1,704	2.82%	-	to	0.80%	5.68%	to	6.53%
2011 ‡	1,393	1.31	to	1.35	1,822	3.42%	-	to	0.80%	6.19%#	to	7.05%
Sentinel Variable Products Common Stock Fund
2015 ‡	3,563	1.63	to	1.83	5,867	2.63%	-	to	0.80%	(0.61%)	to	0.19%
2014	4,001	1.64	to	1.83	6,600	1.67%	-	to	0.80%	9.46%	to	10.34%
2013 ‡	4,420	1.50	to	1.66	6,645	1.54%	-	to	0.80%	30.67%	to	31.73%
2012 ‡	4,929	1.15	to	1.26	5,672	1.83%	-	to	0.80%	14.18%	to	15.10%
2011 ‡	4,897	1.00	to	1.09	4,926	1.52%	-	to	0.80%	1.28%#	to	2.10%

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Sentinel Variable Products Mid Cap Fund
2015	1,090	1.40	to	1.50	1,550	0.21%	-	to	0.80%	(2.02%)	to	(1.23%)
2014	1,128	1.43	to	1.52	1,631	0.43%	-	to	0.80%	3.79%	to	4.63%
2013 ‡, 5	1,184	1.38	to	1.45	1,638	0.11%	-	to	0.80%	31.26%	to	32.32%
2012 ‡	1,124	1.05	to	1.10	1,183	0.20%	-	to	0.80%	11.44%	to	12.34%
2011 ‡	1,257	0.94	to	0.98	1,190	0.01%	-	to	0.80%	2.80%#	to	3.62%
Sentinel Variable Products Small Company Fund
2015 ‡	1,289	1.64	to	1.92	2,132	-	-	to	0.80%	(2.13%)	to	(1.34%)
2014	1,386	1.67	to	1.95	2,332	0.52%	-	to	0.80%	5.83%	to	6.68%
2013 ‡	1,308	1.58	to	1.83	2,076	0.13%	-	to	0.80%	33.64%	to	34.72%
2012 ‡	1,444	1.18	to	1.36	1,713	0.48%	-	to	0.80%	10.55%	to	11.44%
2011 ‡	1,320	1.07	to	1.22	1,415	-	-	to	0.80%	2.19%#	to	3.02%
Templeton Developing Markets VIP Fund – Class 2
2015 ‡	1,548	2.36	to	2.50	3,706	2.08%	-	to	0.80%	(20.25%)	to	(19.60%)
2014 ‡	1,657	2.96	to	3.11	4,950	1.50%	-	to	0.80%	(9.12%)	to	(8.39%)
2013 ‡	1,699	3.26	to	3.39	5,556	1.94%	-	to	0.80%	(1.71%)	to	(0.92%)
2012 ‡	1,759	3.32	to	3.42	5,844	1.39%	-	to	0.80%	12.25%	to	13.16%
2011 ‡	2,065	2.95#	to	3.02	6,102	0.95%	-	to	0.80%	(16.53%)	to	(15.86%)#
Templeton Foreign VIP Fund – Class 2
2015	5,255	1.61	to	1.67	8,906	3.20%	-	to	0.80%	(7.24%)	to	(6.49%)
2014	5,996	1.74	to	1.78	10,918	1.84%	-	to	0.80%	(11.84%)	to	(11.13%)
2013 ‡	6,146	1.97	to	2.00	12,642	2.38%	-	to	0.80%	21.99%	to	22.97%
2012 ‡	6,654	1.62	to	1.63	11,216	3.03%	-	to	0.80%	17.28%	to	18.23%
2011 ‡	7,998	1.38#	to	1.38#	11,511	1.72%	-	to	0.80%	(11.35%)#	to	(10.63%)
Templeton Growth VIP Fund – Class 2
2015	4,068	2.18	to	1.83	8,800	2.61%	-	to	0.80%	(7.24%)	to	(6.49%)
2014	4,308	2.35	to	1.96	9,997	1.36%	-	to	0.80%	(3.59%)	to	(2.81%)
2013 ‡	4,572	2.44	to	2.01	10,964	2.67%	-	to	0.80%	29.77%	to	30.82%
2012 ‡	5,034	1.88	to	1.54	9,282	2.06%	-	to	0.80%	20.10%	to	21.07%
2011 ‡	5,911	1.56#	to	1.27#	9,066	1.34%	-	to	0.80%	(7.72%)#	to	(6.97%)
Virtus Capital Growth Series – Class A Shares
2015	18,421	5.92	to	1.57	106,827	-	-	to	0.80%	8.38%	to	9.26%
2014	20,324	5.46	to	1.44	108,630	0.06%	-	to	0.80%	10.84%	to	11.73%
2013	21,980	4.92	to	1.29	105,694	0.33%	-	to	0.80%	28.40%	to	29.44%
2012 ‡	24,267	3.84	to	0.99	90,601	0.57%	-	to	0.80%	12.85%	to	13.76%
2011 ‡	27,171	3.40#	to	0.87#	89,816	0.05%	-	to	0.80%	(5.36%)#	to	(4.60%)
Virtus Growth & Income Series – Class A Shares
2015	23,544	1.93	to	2.03	47,231	0.86%	-	to	0.80%	(9.63%)	to	(8.91%)
2014	26,228	2.13	to	2.23	57,879	0.93%	-	to	0.80%	8.76%	to	9.64%
2013	28,925	1.96	to	2.04	58,422	0.85%	-	to	0.80%	30.75%	to	31.81%
2012 ‡	32,821	1.50	to	1.54	50,568	0.87%	-	to	0.80%	13.85%	to	14.77%
2011 ‡	39,334	1.32#	to	1.35#	53,163	0.69%	-	to	0.80%	(2.45%)#	to	(1.66%)#
Virtus International Series – Class A Shares
2015 ‡	10,963	3.90	to	1.84	41,527	2.25%	-	to	0.80%	(11.20%)	to	(10.48%)
2014	11,696	4.40	to	2.06	49,722	3.74%	-	to	0.80%	(4.67%)	to	(3.90%)
2013	12,622	4.61	to	2.14	56,149	2.13%	-	to	0.80%	6.92%	to	7.78%
2012 ‡	14,352	4.31	to	1.99	59,418	2.72%	-	to	0.80%	15.58%	to	16.52%
2011 ‡	16,369	3.73#	to	1.71#	58,195	2.57%	-	to	0.80%	(5.34%)#	to	(4.57%)

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Virtus Multi-Sector Fixed Income Series – Class A Shares
2015	5,820	5.52	to	2.60	30,070	4.15%	-	to	0.80%	(2.05%)	to	(1.26%)
2014	6,286	5.63	to	2.64	33,049	4.78%	-	to	0.80%	1.09%	to	1.90%
2013	7,020	5.57	to	2.59	36,294	5.44%	-	to	0.80%	1.43%	to	2.25%
2012 ‡	8,018	5.49	to	2.53	40,653	6.19%	-	to	0.80%	13.77%	to	14.69%
2011 ‡	9,102	4.83#	to	2.21#	40,442	6.58%	-	to	0.80%	2.17%#	to	2.99%
Virtus Real Estate Securities Series – Class A Shares
2015	2,855	7.97	to	5.62	22,096	1.36%	-	to	0.80%	1.56%	to	2.38%
2014	3,230	7.84	to	5.49	24,552	1.14%	-	to	0.80%	30.57%	to	31.62%
2013 ‡	3,461	6.01	to	4.17	20,022	1.47%	-	to	0.80%	0.09%	to	0.90%
2012 ‡	3,805	6.00	to	4.14	21,938	0.98%	-	to	0.80%	16.04%	to	16.98%
2011 ‡	4,295	5.17#	to	3.54#	21,229	0.70%	-	to	0.80%	8.99%#	to	9.87%
Virtus Small-Cap Growth Series – Class A Shares
2015	7,941	3.38	to	3.77	27,268	-	-	to	0.80%	(0.08%)	to	0.73%
2014	8,872	3.38	to	3.74	30,274	-	-	to	0.80%	4.66%	to	5.50%
2013 ‡	9,947	3.23	to	3.54	32,326	0.28%	-	to	0.80%	39.08%	to	40.20%
2012 ‡	11,360	2.32	to	2.53	26,500	0.19%	-	to	0.80%	10.91%	to	11.81%
2011 ‡	13,319	2.10#	to	2.26	28,019	-	-	to	0.80%	15.66%#	to	16.59%
Virtus Small-Cap Value Series – Class A Shares
2015 ‡	8,559	2.87	to	3.02	26,141	0.53%	-	to	0.80%	(2.15%)	to	(1.37%)
2014	9,380	2.93	to	3.06	29,147	0.60%	-	to	0.80%	1.02%	to	1.83%
2013 ‡	10,488	2.90	to	3.00	32,172	0.58%	-	to	0.80%	39.64%	to	40.77%
2012 ‡	11,745	2.08	to	2.13	25,755	2.18%	-	to	0.80%	7.27%	to	8.13%
2011 ‡	14,434	1.94#	to	1.94#	29,457	0.78%	-	to	0.80%	3.70%#	to	4.54%#
Virtus Strategic Allocation Series – Class A Shares
2015	5,722	6.69	to	2.07	37,308	1.70%	-	to	0.80%	(6.14%)	to	(5.38%)
2014	6,245	7.13	to	2.18	43,300	2.13%	-	to	0.80%	6.65%	to	7.51%
2013	6,861	6.69	to	2.03	44,185	1.92%	-	to	0.80%	17.05%	to	17.99%
2012 ‡	7,719	5.71	to	1.72	42,002	2.29%	-	to	0.80%	12.51%	to	13.42%
2011 ‡	8,858	5.08#	to	1.52#	42,417	2.23%	-	to	0.80%	1.10%#	to	1.91%
Wanger International
2015	5,474	5.21	to	3.12	28,145	1.44%	-	to	0.80%	(0.70%)	to	0.10%
2014	6,004	5.25	to	3.11	30,944	1.44%	-	to	0.80%	(5.17%)	to	(4.40%)
2013 ‡	6,578	5.53	to	3.26	35,584	2.62%	-	to	0.80%	21.39%	to	22.37%
2012 ‡	7,354	4.56	to	2.66	32,678	1.20%	-	to	0.80%	20.59%	to	21.56%
2011 ‡	8,683	3.78#	to	2.19#	31,837	4.75%	-	to	0.80%	(15.30%)	to	(14.62%)#
Wanger International Select
2015 ‡	1,846	3.07	to	2.57	6,136	1.50%	-	to	0.80%	(1.82%)	to	(1.03%)
2014	2,049	3.13	to	2.60	6,900	1.41%	-	to	0.80%	(7.70%)	to	(6.96%)
2013 ‡	2,075	3.39	to	2.80	7,577	5.92%	-	to	0.80%	13.13%	to	14.04%
2012 ‡	2,333	3.00	to	2.45	7,529	1.08%	-	to	0.80%	21.02%	to	22.00%
2011 ‡	2,979	2.48#	to	2.01#	7,740	1.47%	-	to	0.80%	(10.83%)#	to	(10.11%)
Wanger Select
2015	2,181	3.50	to	3.43	8,563	0.01%	-	to	0.80%	(0.55%)	to	0.25%
2014	2,295	3.52	to	3.42	9,062	-	-	to	0.80%	2.32%	to	3.14%
2013 ‡	2,771	3.44	to	3.32	10,538	0.28%	-	to	0.80%	33.50%	to	34.58%
2012 ‡	3,166	2.57	to	2.46	9,048	0.40%	-	to	0.80%	17.51%	to	18.46%
2011 ‡	3,945	2.19#	to	2.08#	9,503	2.17%	-	to	0.80%	(18.34%)	to	(17.68%)#

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Wanger USA
2015	7,815	4.88	to	3.60	38,303	-	-	to	0.80%	(1.40%)	to	(0.61%)
2014 ‡	8,833	4.95	to	3.62	43,603	-	-	to	0.80%	3.95%	to	4.78%
2013 ‡	9,934	4.76	to	3.45	46,982	0.14%	-	to	0.80%	32.68%	to	33.75%
2012 ‡	11,156	3.59	to	2.58	39,563	0.31%	-	to	0.80%	19.05%	to	20.02%
2011 ‡	13,216	3.02#	to	2.15#	39,000	-	-	to	0.80%	(4.26%)#	to	(3.49%)

*Amount is less than 0.005%.
‡For the noted Fund, a unit value and/or total return fell outside of the disclosed range. The reason for this could be either a new product offering in the given year, and/ or units in a subaccount only invested for a partial period.
#This represents a prior period number that has been restated due to an error. During the preparation of the 2012 financial statements, Phoenix Life discovered errors in the unit value and total return financial highlight disclosures for the investment option for the 2011 period identified. In prior periods, the unit value and total return ranges were shown regardless of their relationship with the expense ratio presented. Accordingly, in 2012, Phoenix Life restated these unit values and total return ranges to correspond correctly to the lowest or highest expense ratio reported (as described in note 3 below).
[1]The investment income ratios represent the annualized dividends, excluding distributions of capital gains, received by the investment option from the Fund, net of management fees assessed by the Fund, divided by the daily average net assets. These ratios exclude those expenses, such as mortality and expense charges that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the investment option is affected by the timing of the declaration of dividends by the Fund in which the investment option invests.
[2]The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner contracts through the redemption of units and expenses of the Fund have been excluded.
[3]The total returns are for the periods indicated, including changes in the value of the Fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The unit value and total returns labeled ‘highest’ correspond with the product with the lowest expense ratio. The unit value and total return labeled ‘lowest’ correspond with the product with the highest expense ratio. There may be times that a product and/ or Fund are not active throughout the entire period indicated, in which case, those unit values and/or total returns may fall outside the range presented. Also, there may be times where the product with the lowest expense ratio has a lower unit value and/or total return shown than the product with the highest expense ratio. This can be caused by product and fund offerings starting at different unit values and at different points in time.

[4]From inception April 27, 2012 to December 31, 2012.	[6]From inception November 2, 2015 to December 31, 2015.
[5]From inception February 20, 2013 to December 31, 2013.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 6— Related Party Transactions and Charges and Deductions
Related Party Transactions
Phoenix LIfe and its affiliate, 1851 Securities, Inc. (“1851 Securities”), provide services to the Separate Account. Phoenix Life is the insurer who provides the contract benefits as well as administrative and contract maintenance services to the Separate Account. 1851 Securities, a registered broker/dealer, is the principal underwriter and distributor for the Separate Account.
Saybrus Equity Services, Inc., a broker-dealer subsidiary of Phoenix, distributes Phoenix Life’s products through broker-dealers and other financial intermediaries.
Charges and Deductions
Phoenix Life makes deductions from the contract to compensate us for the various expenses in selling, maintaining, underwriting and issuing the contracts and providing guaranteed insurance benefits.
Certain charges are deducted from the contracts as a daily reduction in Unit Value. The charges are included in a separate line item entitled “Mortality and Expense Fees” (“M&E Fees”) or “Administrative Fees” in the accompanying statement of operations. Other periodic charges are taken out as a transaction on a monthly basis. Those charges appear on the statement of changes in net assets on line “Contract Maintenance Charges”. The contract charges are described below:
A.    Contract Maintenance Charges
The Separate Account is assessed periodic Contract Maintenance Charges which are designed to compensate Phoenix Life for certain costs associated with maintenance. The charges assessed to the Separate Account for Contract Maintenance Charges are outlined as follows:
Administration Charge – In accordance with terms of the contracts, Phoenix Life makes deductions for administrative charges. These charges are typically a flat dollar amount, but could also vary by face amount of coverage.
Below is a table that summarizes the guaranteed maximum monthly deduction for some of the various plans offered by Phoenix Life:
Plan	Guaranteed Monthly Maximum
Corporate Edge	$10.00
Estate Edge SVUL	Face amounts up to $400,000: $20.00 Face amounts of $400,001 to $1,600,000: $-.05 per $1,000 of face amount Face amounts of greater than $1,600,000: $80.00
Estate Strategies SVUL	$7.50 plus $-.02 per $1,000 of face amount
Executive Benefit VUL	$10.00
Phoenix Benefit Choice VUL	$7.00
Phoenix Executive VUL (V614)	$10.00
Phoenix Executive VUL (08XVUL)	$20.00
Phoenix Flex Edge Success VUL	$10.00
Phoenix Flex Edge VUL	$10.00
Phoenix Individual Edge	$10.00
Joint Edge	$10.00
Phoenix Joint Edge VUL	$10.00
The Phoenix Edge	$10.00
ICAP*	.55% of the daily net asset value of the sub-account on annual basis (policy years 1-8); .20% thereafter
RSVP	$5.00
* ICAP maximum is on an annual basis

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Contract Surrender Charge – In accordance with terms of the contracts, Phoenix charges a deduction for surrender charges. Because a contract value and duration may vary, the surrender charge may also vary.
Cost of Insurance Charge – In accordance with terms of the contracts, Phoenix Life makes monthly deductions for costs of insurance to cover Phoenix Life’s anticipated mortality costs. Because a contract value and death benefit may vary from month to month, the cost of insurance charge may also vary.
Monthly Mortality and Expense Risk Charge (“M&E” Fees) – The mortality and expense risk charge is typically deducted daily from contract value allocated to the variable sub-accounts, however, certain products assess the M&E Fees monthly. In accordance with terms of the contracts, Phoenix will make either monthly or daily deductions.
All of the above expenses are reflected as redemption of units, and are included in a separate line item entitled “Contract Maintenance Charges” in the accompanying statements of changes in net assets. The total aggregate expense for the periods ended December 31, 2015 and 2014 were $49,199,772 and $50,147,602, respectively.
B.    Optional Rider and Benefit Charges
Phoenix Life may deduct other charges and fees based on the selection of Other Optional Contract Riders and Benefits. These expenses are included in a separate line item entitled “Transfers for contract benefits and terminations” in the accompanying statements of changes in net assets. This expense is reflected as redemption of units.
C.    Daily M&E and Administrative Fees
As mentioned above, the M&E is typically deducted daily from contract value allocated to the variable sub-accounts. These expenses are included in separate line items “Mortality and Expense Fees” and “Administrative Fees” in the accompanying statements of operations. This expense is reflected as a daily reduction of unit values. The total aggregate expense for the period ended December 31, 2015 was $4,472,177.
Below is a table that summarizes the guaranteed maximum annual equivalent M&E Fees deductions for some of the various plans offered by Phoenix Life:
Plan	Guaranteed Annual Maximum
Corporate Edge*	0.90% all years
Estate Edge SVUL	0.80% all years
Estate Strategies SVUL	0.60% all years
Executive Benefit VUL*	0.90% all years
Phoenix Benefit Choice VUL	Years 1-20: 0.50%; Years 21+: 0.30%
Phoenix Executive VUL (V614)*	0.90% all years
Phoenix Executive VUL (08XVUL)*	0.90% all years
Phoenix Flex Edge Success VUL	0.80% all years
Phoenix Flex Edge VUL	0.80% all years
Phoenix Individual Edge	0.80% all years
Joint Edge	0.80% all years
Phoenix Joint Edge VUL	Years 1-20: 0.50%; Years 21+: 0.30%
The Phoenix Edge	0.50% all years
ICAP	Years 1-8: 0.60%; Years 8+: 0.25%
RSVP	0.60% all years
* M&E Fees are assessed monthly
D.    Other Charges
Phoenix Life may deduct other charges depending on the policy terms.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 7—Distribution of Net Income
The Separate Account does not declare distributions to contract owners from accumulated net income. The contract owner's overall value will increase as the individual sub-account value increases in the form of additional units and is distributed to contract owners as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.
Note 8—Diversification Requirements
Under the provisions of Section 817(h) of the Code, a contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each investment option is required to satisfy the requirements of Section 817(h). The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.
Phoenix Life intends that each of the investment options shall comply with the diversification requirements.
Note 9—Other
Intercompany Reinsurance Treaty
On June 30, 2015, Phoenix executed an intercompany reinsurance treaty between two of its subsidiaries, Phoenix Life and PHL Variable Insurance Company (“PHL Variable”) after receiving regulatory approval from the New York State Department of Financial Services (“ NYDFS”) and the Connecticut Insurance Department. Under the reinsurance treaty, Phoenix Life will retrocede to PHL Variable on a modified coinsurance basis, policy liabilities of a block of corporate-owned life insurance policies. As of result of discussions with its regulators related to this treaty, Phoenix decided to de-stack its insurance company subsidiaries.
Destacking
On July 29, 2015, Phoenix completed de-stacking of its insurance company subsidiaries, which are now all direct subsidiaries of Phoenix. Prior to the de-stacking, Phoenix Life ,a direct subsidiary of Phoenix, was the indirect parent of PHL Variable, American Phoenix Life and Reassurance Company and Phoenix Life and Annuity Company . It was approved by the NYDFS, which regulates Phoenix Life, and the Connecticut Insurance Department, which regulates the other three subsidiaries.
Nassau Transaction
On September 29, 2015, Phoenix announced the signing of a definitive agreement in which Nassau Reinsurance Group Holdings L.P. (“Nassau”) agreed to acquire Phoenix for $37.50 per share in cash, representing an aggregate purchase price of $217.2 million (the “Nassau Transaction”) . Founded in April 2015, Nassau is a privately held insurance and reinsurance business focused on acquiring and operating entities in the life, annuity and long-term care sectors. The Nassau Transaction was subject to the approval of the Phoenix shareholders, regulatory approvals from the NYDFS and the Connecticut Insurance Department, among other closing conditions. After completion of the transaction, which is expected to close in early 2016, Nassau will contribute $100 million in new equity capital into Phoenix and Phoenix will be a privately held, wholly owned subsidiary of Nassau. In addition, as part of the Nassau Transaction, Phoenix launched a consent solicitation in connection with its 7.45% quarterly Interest Bonds due 2032 (the “Consent Solicitation”).
Phoenix Shareholder Litigation
On October 26, 2015, a putative class action lawsuit was filed by a purported shareholder of Phoenix in the Superior Court of the State of Connecticut challenging the Nassau Transaction. The lawsuit alleged that the individual members of Phoenix’s Board of Directors breached their fiduciary duties to the Phoenix shareholders by agreeing to the Nassau Transaction for inadequate consideration and through an allegedly flawed sales process, and that the defendant companies – Phoenix, Nassau and Davero Merger Sub Corp. (a wholly owned subsidiary of Nassau) – aided and abetted such alleged breaches. The plaintiff in the action, which is styled Thomas White v. The Phoenix Companies, Inc., et. al., No. HHD-CV15--6063180-S (Conn. Super. Ct., Hartford), sought , among other things, an order enjoining the merger and, in the event the merger is completed, rescission and/or damages as a result of the alleged violations of law, as well as fees and costs.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 9—Other  (Continued)
Phoenix Shareholder Litigation Settlement
On December 10, 2015, Phoenix and the other defendants executed a Memorandum of Understanding (“MOU”) with the plaintiff providing for settlement of the suit based on certain supplemental disclosures to be released to Phoenix shareholders in advance of the December 17, 2015 shareholder vote. The settlement reflected in the MOU is subject to certain confirmatory discovery by the plaintiffs in the litigation and subject to the approval of the Court, among other things. The defendants have vigorously denied, and continue vigorously to deny, that they have committed any violation of law or engaged in any of the wrongful acts that were alleged in the litigation. The MOU outlines the terms of the agreement in principle to settle and release all claims which were or could have been asserted in the litigation. The parties to the MOU will seek to enter into a stipulation of settlement that will be presented to the Court for final approval. The stipulation of settlement will be subject to customary conditions, including approval by the Court, which will consider the fairness, reasonableness and adequacy of the settlement. The stipulation of settlement will provide for, among other things, the conditional certification of the Litigation as a non opt-out class action. The stipulation of settlement will provide for the release of any and all claims arising from the merger, subject to approval by the Court. The release will not become effective until the stipulation of settlement is approved by the Court. In connection with the settlement, subject to the ultimate determination of the Court, counsel for plaintiff may receive an award of reasonable fees. Neither this payment nor the settlement will affect the consideration to be received by Phoenix stockholders in the merger or the timing of the anticipated closing of the merger. There can be no assurance that the settling parties will ultimately enter into a stipulation of settlement or that the Court will approve the settlement even if the settling parties were to enter into the stipulation. In such event, or if the merger is not consummated for any reason, the proposed settlement will be null and void and of no force and effect. In January 2016, named-plaintiff, Thomas White, and non-party, Stephen Bushansky, a member of the putative class, moved to substitute Stephen Bushansky as plaintiff, which motion was granted.
Phoenix Proxy Solicitation
On December 17, 2015, at a special meeting, Phoenix shareholders approved the adoption of the Agreement and Plan of Merger, dated as of September 28, 2015, among Phoenix, Davero Merger Sub Corp. and Nassau. Subject to the terms and conditions of the merger agreement, Davero Merger Sub Corp., a direct wholly-owned subsidiary of Nassau, will be merged with and into Phoenix with Phoenix as the surviving company and a direct wholly-owned subsidiary of Nassau.
Consent Solicitation
On January 7, 2016, Phoenix commenced the Consent Solicitation to amend the indenture governing the bonds (the “Indenture”) in connection with the Nassau Transaction. On March 4, 2016, Phoenix announced the success of the Consent Solicitation. The consents received represented approximately 72.9% of the outstanding principal amount. On March 9, 2016, the Company and the Trustee executed a fourth supplemental indenture (the “Fourth Supplemental Indenture”) amending the Indenture effective as of such date. If the merger is consummated and the bonds are delisted, Phoenix will no longer be required to file SEC Reports with the SEC and will not be required to file reports with the bond’s trustee or the SEC pursuant to the terms of the Indenture or the Trust Indenture Act of 1939, as amended. The amendment would require Phoenix to deliver to the trustee and make available to bondholders certain annual financial statements, quarterly financial statements and reports on certain current events.
Consent Solicitation Litigation
On February 8, 2016, plaintiff Kenneth Roth filed a putative class action complaint (“Complaint”) in New York Supreme Court (New York County) (the “Court”) against Phoenix and U.S. Bank National Association in its capacity as indenture trustee (the “Trustee”), Index No. 650634/2016 (the “Litigation”), relating to the Consent Solicitation. The Complaint asserts claims against Phoenix for breach of contract, breach of the covenant of good faith and fair dealing, negligent misrepresentation, a temporary restraining order, a preliminary and permanent injunction, and a declaratory judgment. In addition to damages, costs, and attorneys’ fees, the Complaint asks the Court to temporarily restrain, and preliminarily and permanently enjoin the Consent Solicitation or, alternatively, declare that the proposed supplemental indenture is null and void. The Complaint further alleges that the Trustee breached its fiduciary duty to bondholders by, inter alia, allowing the Consent Solicitation to be issued. Phoenix believes that the lawsuit is without merit and that no additional or amended disclosure is required to supplement the Consent Solicitation, and that no changes to the proposed supplemental indenture are required, under applicable laws.
Consent Solicitation Litigation Settlement
On February 24, 2016, the parties to the Litigation (the “Settling Parties”) entered into the MOU providing for the settlement of the Litigation, subject to the approval of the Court, among other things. The defendants have vigorously denied, and continue vigorously to deny, that they have committed any violation of law or engaged in any of the wrongful acts that were alleged in the Litigation. The MOU outlines the terms of the Settling Parties’ agreement in principle to settle and release all claims which were

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 9—Other  (Continued)
or could have been asserted in the Litigation. The parties to the MOU will seek to enter into a stipulation of settlement that will be presented to the Court for final approval. The stipulation of settlement will be subject to customary conditions, including approval by the Court, which will consider the fairness, reasonableness and adequacy of the settlement. The stipulation of settlement will provide for, among other things, the release of any and all claims arising from or relating to the Consent Solicitation, subject to approval by the Court. The release will not become effective until the stipulation of settlement is approved by the Court. In connection with the settlement, subject to the ultimate determination of the Court, counsel for plaintiff may receive an award of reasonable fees. Neither this payment nor the settlement will affect the consent fee to be received by consenting Phoenix bondholders in the Consent Solicitation. There can be no assurance that the Settling Parties will ultimately enter into a stipulation of settlement or that the Court will approve the settlement even if the Settling Parties were to enter into the stipulation. In such event, or if the Consent Solicitation is not consummated for any reason, the proposed settlement will be null and void and of no force and effect.
SEC Cease-and-Desist Order
Phoenix and PHL Variable are subject to a Securities and Exchange Commission (the “SEC”) Order Instituting Cease-and-Desist Proceedings Pursuant to Section 21C of the Securities Exchange Act of 1934, Making Findings, and Imposing a Cease-and-Desist Order, which was approved by the SEC in March 2014 (the “March 2014 Order”) and was subsequently amended by an amended SEC administrative order approved by the SEC in August 2014 (the March 2014 Order, as amended, the “Amended Order”). The Amended Order and the March 2014 Order (collectively, the “Orders”), directed Phoenix and PHL Variable to cease and desist from committing or causing any violations and any future violations of Section 13(a) of the Exchange Act and Rules 13a-1 and 13a-13 thereunder and Section 15(d) of the Exchange Act and Rules 15d-1 and 15d-13 thereunder. Phoenix and PHL Variable remain subject to these obligations. Pursuant to the Orders, Phoenix and PHL Variable were required to file certain periodic SEC reports in accordance with the timetables set forth in the Orders. All of such filings have been made. Phoenix and PHL Variable paid civil monetary penalties to the SEC in the aggregate amount of $1.1 million pursuant to the terms of the Orders in 2014.
Cases Brought by Policy Investors Against Phoenix, Phoenix Life, PHL Variable
On August 2, 2012, Lima LS PLC filed a complaint against Phoenix, Phoenix Life, PHL Variable, James D. Wehr, Philip K. Polkinghorn, Edward W. Cassidy, Dona D. Young and other unnamed defendants in the United States District Court for the District of Connecticut (Case No. CV12-01122). On July 1, 2013, the defendants’ motion to dismiss the complaint was granted in part and denied in part. Thereafter, on July 31, 2013, the plaintiff served an amended complaint against the same defendants, with the exception that Mr. Cassidy was dropped as a defendant. The plaintiffs allege that Phoenix Life and PHL Variable promoted certain policy sales knowing that the policies would ultimately be owned by investors and then challenging the validity of these policies or denying claims submitted on these policies. Plaintiffs are seeking damages, including punitive and treble damages, attorneys’ fees and a declaratory judgment. We believe we have meritorious defenses against this lawsuit and we intend to vigorously defend against these claims. The outcome of this litigation and any potential losses are uncertain.
Cost of Insurance Cases
On November 18, 2011, Martin Fleisher and another plaintiff (the “Fleisher Litigation”), on behalf of themselves and others similarly situated, filed suit against Phoenix Life in the United States District Court for the Southern District of New York (C.A. No. 1:11-cv-08405-CM-JCF (U.S. Dist. Ct; S.D.N.Y.)) challenging COI rate adjustments implemented by Phoenix Life in 2010 and 2011 in certain universal life insurance policies. The complaint sought damages for breach of contract. The class certified by the court was limited to holders of Phoenix Life policies issued in New York subject to New York law and subject to Phoenix Life’s 2011 COI rate adjustment.
PHL Variable has been named as a defendant in six actions challenging its COI rate adjustments in certain universal life insurance policies implemented concurrently with the Phoenix Life adjustments. Phoenix Life and PHL Variable are referred to as the “Phoenix Life Companies.” Five cases have been brought against PHL Variable, while one case has been brought against both PHL Variable and Phoenix Life. These six cases, only one of which is styled as a class action, have been brought by (1) Tiger Capital LLC (C.A. No. 1:12-cv- 02939-CM-JCF; U.S. Dist. Ct; S.D.N.Y., complaint filed on March 14, 2012; the “Tiger Capital Litigation”); (2-5) U.S. Bank National Association, as securities intermediary for Lima Acquisition LP ((2: C.A. No. 1:12-cv-06811-CM-JCF; U.S. Dist. Ct; S.D.N.Y., complaint filed on November 16, 2011; 3: C.A. No. 1:13-cv-01580-CM-JCF; U.S. Dist. Ct; S.D.N.Y., complaint filed on March 8, 2013; collectively, the “U.S. Bank N.Y. Litigations”); (4: C.A. No. 3:14-cv-00555-WWE; U.S. Dist. Ct; D. Conn., complaint originally filed on March 6, 2013, in the District of Delaware and transferred by order dated April 22, 2014, to the District of Connecticut; and 5: C.A. No. 3:14-cv-01398-WWE, U.S. Dist. Ct; D.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 9—Other  (Continued)
Conn., complaint filed on September 23, 2014, and amended on October 16, 2014, to add Phoenix Life as a defendant, and consolidated with No. 3:14-cv-00555-WWE (collectively the “U.S. Bank Conn. Litigations”)); and (6) SPRR LLC (C.A. No. 1:14-cv-8714-CM; U.S. Dist. Ct.; S.D.N.Y., complaint filed on October 31, 2014; the “SPRR Litigation”). SPRR LLC filed suit against PHL Variable, on behalf of itself and others similarly situated, challenging COI rate adjustments implemented by PHL Variable in 2011.
The Tiger Capital Litigation, the two U.S. Bank N.Y. Litigations and the SPRR Litigation were assigned or reassigned to the same judge as the Fleisher Litigation. The plaintiff in the Tiger Capital Litigation sought damages for breach of contract and declaratory relief. The plaintiff in the U.S. Bank N.Y. Litigations and the U.S. Bank Conn. Litigations sought damages and attorneys’ fees for breach of contract and other common law and statutory claims. The plaintiff in the SPRR Litigation sought damages for breach of contract for a nationwide class of policyholders.
The Phoenix Life Companies reached an agreement as of April 30, 2015, memorialized in a formal settlement agreement executed on May 29, 2015, with SPRR, LLC, Martin Fleisher, as trustee of the Michael Moss Irrevocable Life Insurance Trust II, and Jonathan Berck, as trustee of the John L. Loeb, Jr. Insurance Trust (collectively, the SPRR Litigation and the Fleisher Litigation plaintiffs referred to as the “Plaintiffs”), to resolve the Fleisher Litigation and SPRR Litigation (the “Settlement”). A motion for preliminary approval of the Settlement was filed with the United States District Court for the Southern District of New York on May 29, 2015 and on June 3, 2015, the court granted preliminary approval of the Settlement and ordered notice be given to class members. The proposed Settlement class consists of all policyholders that were subject to the 2010 or 2011 COI rate adjustments (collectively, the “Settlement Class”), including the policies within the above-named COI cases. The Phoenix Life Companies agreed to pay a total of $48.5 million , as reduced for any opt-outs, in connection with the Settlement. The Phoenix Life Companies agreed not to impose additional increases to COI rates on policies participating in the Settlement Class through the end of 2020, and not to challenge the validity of policies participating in the Settlement Class for lack of insurable interest or misrepresentations in the policy applications. Under the Settlement, policyholders are members of the Settlement Class, including those which have filed individual actions relating to COI rate adjustments, may opt out of the Settlement and separately litigate their claims. The opt-out period expired on July 17, 2015 and opt-out notices have been received by the Phoenix Life Companies, including from U.S. Bank, a party to four COI cases. On September 9, 2015, the judge in the Fleisher and SPRR Litigations entered an order approving of the Settlement and final judgment was entered on December 9, 2015.
On June 3, 2015, the parties to the Tiger Capital Litigation advised the court of a settlement of the Tiger Capital Litigation, which includes Tiger Capital, LLC’s participation in the class Settlement. The settlement of the Tiger Capital Litigation was on a basis that will not have a material impact on the Company’s financial statements. The Tiger Capital Litigation was closed by the court on October 21, 2015.
On September 28, 2015, the Plaintiff in the U.S. Bank N.Y. Litigations and PHL Variable filed a joint stipulation of dismissal of the U.S. Bank N.Y. Litigations with prejudice pursuant to an agreement to settle. The U.S. Bank Conn. Litigations are proceeding, and the Plaintiff seeks damages and attorney’s fees for breach of contract and other common law and statutory claims. Complaints to state insurance departments regarding PHL Variable’s COI rate adjustments have also prompted regulatory inquiries or investigations in several states, with two of such states (California and Wisconsin) issuing letters directing PHL Variable to take remedial action in response to complaints by a single policyholder. PHL Variable disagrees with both states’ positions. On March 23, 2015, an Administrative Law Judge (“ALJ”) in Wisconsin ordered PHL Variable to pay restitution to current and former owners of seven policies and imposed a fine on PHL Variable which, in a total amount, does not have a material impact on PHL Variable’s financial position (Office of the Commissioner of Insurance Case No. 13- C35362). PHL Variable disagrees with the ALJ’s determination and has appealed the order.
For any cases or regulatory directives not resolved by the Settlement, Phoenix Life and PHL Variable believe that they have meritorious defenses against all of these lawsuits and regulatory directives and intend to vigorously defend against them, including by appeal if necessary. For any matters not resolved by the Settlement, the outcome is uncertain and any potential losses cannot be reasonably estimated.
Cases Brought by Policyholders
On October 30, 2009, Brian S. Shevlin, Keith P. Shevlin, and Erin Taylor (the “Shevlins” or “Plaintiffs”) brought a purported class action suit against Phoenix Life and Phoenix (collectively “Defendants”) in the Superior Court of New Jersey, Mercer County, Brian S. Shevlin at al. v. Phoenix Life Insurance et al., Docket No. MER-L-2792-09. The Shevlins, on behalf of themselves and a

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 9—Other  (Continued)
class of owners of closed block policies established upon the demutualization of Phoenix Life in 2001, challenged the reduction of dividends on those policies following 2006 and 2009 dividend scale changes. Defendants removed the suit to the United States District Court for the District of New Jersey (Case No. 09-cv-06323). On August 24, 2010, the District Court partially granted and partially denied Defendants’ motion to dismiss, and shortly thereafter Plaintiffs filed a Second Amended Complaint. Plaintiffs allege that the reduction of dividends breached the terms of their policies with Phoenix Life, and unjustly enriched Phoenix. On June 30, 2014, the court denied Phoenix’s motion for summary judgment, and instructed the parties to proceed to brief class certification. On February 9, 2016, the court denied the pending motion for class certification without prejudice to renew it if a planned mediation was unsuccessful in resolving the action. The outcome of this litigation and any potential award of damages are uncertain.
Rating Agency Actions
On October 1, 2015, Standard & Poor’s Rating Service affirmed its rating for Phoenix, Phoenix Life and PHL Variable and changed the outlook to positive based on the Nassau Transaction and capital infusion. Reference in this report to any credit rating is intended for the limited purposes of discussing or referring to changes in PHL Variable’s credit ratings or aspects of its liquidity or costs of funds. Such reference cannot be relied on for any other purposes, or used to make any inference concerning future performance, future liquidity or any future credit rating.
Note 10—Mergers, Liquidations, and Name Changes
A.    Mergers
Effective November 6, 2015, the Neuberger Berman Small Cap Growth Portfolio merged into the surviving fund Neuberger Berman Mid Cap Growth Portfolio.
B.    Liquidations
On or about April 29, 2016, the Wanger International Select Fund will liquidate and dissolve.
C.    Name Changes
Effective on or about April 29, 2016, the Federated Prime Money Fund II will be renamed the Federated Government Money Fund II (Service Shares).
Effective on or about April 29, 2016, the Ibbotson Aggressive Growth ETF Asset Allocation Portfolio will be renamed the Morningstar Aggressive Growth ETF Asset Allocation Portfolio.
Effective on or about April 29, 2016, the Ibbotson Balanced ETF Asset Allocation Portfolio will be renamed the Morningstar Balanced ETF Asset Allocation Portfolio.
Effective on or about April 29, 2016, the Ibbotson Growth ETF Asset Allocation Portfolio will be renamed the Morningstar Growth ETF Asset Allocation Portfolio.
Effective on or about April 29, 2016, the Ibbotson Income and Growth ETF Asset Allocation Portfolio will be renamed the Morningstar Income and Growth ETF Asset Allocation Portfolio.
Effective August 11, 2014, the DWS Equity 500 Index VIP fund was renamed the Deutsche Equity 500 Index VIP fund.
Effective August 11, 2014, the DWS Small Cap Index VIP fund was renamed the Deutsche Small Cap Index VIP fund.
Effective May 1, 2014, the Franklin Income Securities Fund was renamed Franklin Income VIP Fund.
Effective May 1, 2014, the Mutual Shares Securities Fund was renamed Franklin Mutual Shares VIP Fund.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 10—Mergers, Liquidations, and Name Changes (Continued)
Effective May 1, 2014, the Templeton Developing Markets Securities Fund was renamed Templeton Developing Markets VIP Fund.
Effective May 1, 2014, the Templeton Foreign Securities Fund was renamed Templeton Foreign VIP Fund.
Effective May 1, 2014, the Templeton Growth Securities Fund was renamed Templeton Growth VIP Fund.
D.    Other
Effective on or about January 1, 2016, portfolio advisors Neuberger Berman Management LLC (NBM) and portfolio subadvisers Neuberger Berman LLC (NB LLC) transferred rights and obligations to Neuberger Berman Fixed Income LLC (NBFI). These rights were consolidated under NBFI. NBFI was renamed Neuberger Berman Investment Advisers LLC (NBIA).
Effective January 1, 2016, ALPS Variable Investment Trust’s portfolio subadviser, Ibbotson Associates, Inc, merged with and into Morningstar Associates, LLC. On the same day, Morningstar Associates, LLC changed its name to Morningstar Investment Management LLC.
Effective November 2, 2015, the subadviser to Virtus International Series changed from Aberdeen Asset Management Inc. to Euclid Advisors LLC.
On January 24, 2014, a 1:5 reverse share split of Rydex VT Inverse Government Long Bond Strategy Fund shares occurred after the close of markets. The fund shares are offered on a split-adjusted basis, after January 27, 2014.
Note 11—Subsequent Events
Capital Contributions
On February 25, 2016, PHL Variable received permission from the Connecticut Insurance Department to admit $23.1 million of receivables from Phoenix as an additional capital contribution on its balance sheet as of December 31, 2015. On February 26, 2016, Phoenix made a capital contribution of $23.1 million to PHL Variable.
Dividends
On March 10, 2016, Phoenix Life declared a $20.0 million dividend to Phoenix.
Management and Organizational Changes
On January 22, 2016, Phoenix announced that Bonnie J. Malley, Executive Vice President and Chief Financial Officer, intends to leave PNX upon the completion of the Nassau Transaction. Upon completion of the Nassau Transaction, PNX plans to appoint Ernest McNeill Jr. as Chief Financial Officer. Mr. McNeill is currently Phoenix’s Senior Vice President and Chief Accounting Officer.

KPMG LLP
One Financial Plaza
755 Main Street
Hartford, CT 06103

Report of Independent Registered Public Accounting Firm

The Board of Directors Phoenix Life Insurance Company:

We have audited the accompanying statement of assets and liabilities of Phoenix Life Variable Universal Life Account (comprised of the divisions listed in Note 1) (collectively, “the Separate Account”) as of December 31, 2015, the related statements of operations and changes in net assets for the period then ended and the financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of the Phoenix Life Insurance Company’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Phoenix Life Variable Universal Life Account as of December 31, 2015, and the results of its operations and changes in its net assets for the year then ended in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Hartford, Connecticut

April 25, 2016

KPMG LLP is a Delaware limited liability partnership,

the U.S. member firm of KPMG International Cooperative

(“KPMG International”), a Swiss entity.

Report of Independent Registered Public Accounting Firm
To the Board of Directors of Phoenix Life Insurance Company:
In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the investment options of the Phoenix Life Variable Universal Life Account (identified in Note 1) at December 31, 2014, the results of each of their operations for the period then ended, the changes in net assets for the periods then ended, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of Phoenix Life Insurance Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the transfer agents, provide a reasonable basis for our opinion.
/s/ Pricewaterhouse Cooper LLP
May 1, 2015
Boston, Massachusetts

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
Phoenix Life Insurance Company
One American Row
Hartford, Connecticut 06103-2899
1851 Securities, Inc.
One American Row
Hartford, Connecticut 06102
Underwriter
Independent Registered Public Accounting Firm
KPMG LLP
1 Financial Plaza 755 Main Street, 11th Floor
Hartford, CT 06103

Phoenix Life Insurance Company
PO Box 22012
Albany, NY 12201-2012
Not insured by FDIC/NCUSIF or any federal government agency.
No bank guarantee. Not a deposit. May lose value.
Phoenix Life Insurance Company
A member of The Phoenix Companies, Inc.
phoenixwm.com
OL4262 © 2015 The Phoenix Companies, Inc.	2-15